UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-08510

Matthews International Funds
(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550
San Francisco, CA 94111
(Address of principal executive offices) (Zip code)

William J. Hackett, President
Four Embarcadero Center, Suite 550
San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:        415-788-7553

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Matthews Asia Strategic Income Fund	September 30, 2016
Schedule of Investments[a] (unaudited)

		Face Amount*	Value

NON-CONVERTIBLE CORPORATE BONDS: 52.8%
CHINA/HONG KONG: 14.8%
Standard Chartered PLC 6.500%[b], 12/29/49		2,900,000	$2,697,696
HSBC Holdings PLC 6.375%[b], 12/29/49		2,500,000	2,495,025
China Hongqiao Group, Ltd. 6.875%, 05/03/18		2,000,000	2,071,940
MCE Finance, Ltd. 5.000%, 02/15/21		2,000,000	2,010,384
Unigroup International Holdings, Ltd. 6.000%, 12/10/20		1,200,000	1,278,216

Total China/Hong Kong			10,553,261

INDIA: 11.0%
TML Holdings Pte, Ltd. 5.750%, 05/07/21		2,000,000	2,140,408
Housing Development Finance Corp., Ltd. 9.240%, 06/24/24	INR	100,000,000	1,621,700
Housing Development Finance Corp., Ltd. 8.950%, 03/21/23	INR	100,000,000	1,571,930
Rural Electrification Corp., Ltd. 9.340%, 08/25/24	INR	52,000,000	863,594
Power Grid Corp. of India, Ltd., Series B 9.300%, 09/04/24	INR	52,000,000	861,908
Rural Electrification Corp., Ltd. 9.020%, 06/18/19	INR	50,000,000	777,693

Total India			7,837,233

SRI LANKA: 7.5%
DFCC Bank PLC 9.625%, 10/31/18		2,650,000	2,802,110
National Savings Bank 5.150%, 09/10/19		2,000,000	2,015,000
National Savings Bank 8.875%, 09/18/18		500,000	540,450

Total Sri Lanka			5,357,560

INDONESIA: 7.0%
PT Perusahaan Listrik Negara 5.250%, 10/24/42		2,500,000	2,581,250
Alam Synergy Pte, Ltd. 6.950%, 03/27/20 [c]		1,500,000	1,520,700
Alam Synergy Pte, Ltd. 6.950%, 03/27/20		500,000	506,900
PT Astra Sedaya Finance 8.600%, 02/21/17	IDR	5,000,000,000	384,760

Total Indonesia			4,993,610

UNITED STATES: 5.0%
Sprint Communications, Inc. 6.000%, 11/15/22		3,750,000	3,510,938

Total United States			3,510,938

VIETNAM: 4.1%
Debt and Asset Trading Corp. 1.000%, 10/10/25		5,100,000	2,926,125

Total Vietnam			2,926,125

		Face Amount*	Value

SOUTH KOREA: 3.4%
Harvest Operations Corp. 6.875%, 10/01/17		2,400,000	$2,430,000

Total South Korea			2,430,000

TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $36,620,717)			37,608,727

FOREIGN GOVERNMENT OBLIGATIONS: 23.5%
INDONESIA: 9.8%
Indonesia Treasury Bond 8.375%, 03/15/34	IDR	42,000,000,000	3,507,777
Indonesia Government Bond 5.950%, 01/08/46		1,500,000	1,900,166
Indonesia Treasury Bond 7.875%, 04/15/19	IDR	20,000,000,000	1,581,488

Total Indonesia			6,989,431

SRI LANKA: 8.2%
Sri Lanka Government Bond 6.125%, 06/03/25		2,400,000	2,452,253
Sri Lanka Government Bond 8.500%, 07/15/18	LKR	257,000,000	1,692,823
Sri Lanka Government Bond 8.750%, 10/15/18	LKR	257,000,000	1,692,819

Total Sri Lanka			5,837,895

PAKISTAN: 2.3%
Pakistan Government Bond 8.250%, 04/15/24		1,500,000	1,642,362

Total Pakistan			1,642,362

VIETNAM: 1.6%
Socialist Republic of Vietnam 4.800%, 11/19/24		1,055,000	1,119,891

Total Vietnam			1,119,891

SUPRANATIONAL: 1.0%
International Finance Corp. 7.750%, 12/03/16	INR	50,000,000	760,427

Total Supranational			760,427

SOUTH KOREA: 0.6%
Korea Treasury Bond 3.500%, 03/10/24	KRW	400,000,000	417,947

Total South Korea			417,947

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $15,842,575)			16,767,953

CONVERTIBLE CORPORATE BONDS: 12.1%
CHINA/HONG KONG: 8.2%
Ctrip.com International, Ltd., Cnv. 1.000%, 07/01/20		3,000,000	3,251,250
Biostime International Holdings, Ltd., Cnv. 0.000%, 02/20/19	HKD	14,000,000	1,940,333
Vipshop Holdings Ltd., Cnv. 1.500%, 03/15/19		600,000	645,750

Total China/Hong Kong			5,837,333

Matthews Asia Strategic Income Fund	September 30, 2016
Schedule of Investments[a] (unaudited) (continued)

	Face Amount*	Value

CONVERTIBLE CORPORATE BONDS: (continued)
INDONESIA: 3.9%
Delta Investment Horizon International, Ltd., Cnv. 3.000%, 05/26/20	3,000,000	$2,749,980

Total Indonesia		2,749,980

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $8,162,891)		8,587,313

TOTAL INVESTMENTS: 88.4% (Cost $60,626,183d)		62,963,993
CASH AND OTHER ASSETS, LESS LIABILITIES : 11.6%		8,233,824

NET ASSETS: 100.0%		$71,197,817

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Variable rate security. The rate represents the rate in effect at Septembet 30, 2016.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. At September 30, 2016, the aggregate value is $1,520,700, which is 2.14% of net assets.
d	Cost for federal income tax purposes is $60,626,183 and net unrealized appreciation consists of:

Gross unrealized appreciation	$2,794,028
Gross unrealized depreciation	(456,218)

Net unrealized appreciation	$2,337,810

*	All values are in USD unless otherwise specified.

Cnv.	Convertible
CNY	Chinese Renminbi (Yuan)
IDR	Indonesian Rupiah
INR	Indian Rupee
HKD	Hong Kong Dollar
KRW	Korean Won
LKR	Sri Lankan Rupee
MYR	Malaysian Ringgits
USD	U.S. Dollar

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

	Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
LONG	MYR	24,891,000	USD	6,000,000	JP Morgan	12/20/16	$15,204

SHORT	USD	3,000,000	CNY	20,202,000	Deutsche Banc Alex Brown, Inc.	12/21/16	(15,158)

See accompanying notes to schedules of investments.

Matthews Asia Credit Opportunities Fund	September 30, 2016
Schedule of Investments[a] (unaudited)

	Face Amount*	Value

NON-CONVERTIBLE CORPORATE BONDS: 58.8%
CHINA/HONG KONG: 24.7%
HSBC Holdings PLC 6.375%[b], 12/29/49	800,000	$798,408
Standard Chartered PLC 6.500%[b], 12/29/49	800,000	744,192
China Hongqiao Group, Ltd. 6.875%, 05/03/18	600,000	621,582
Shimao Property Holdings, Ltd. 8.125%, 01/22/21	400,000	439,506
Unigroup International Holdings, Ltd. 6.000%, 12/10/20	400,000	426,072
KWG Property Holding, Ltd. 8.975%, 01/14/19	400,000	420,911
Wynn Macau, Ltd. 5.250%, 10/15/21	400,000	404,000
MCE Finance, Ltd. 5.000%, 02/15/21	400,000	402,077

Total China/Hong Kong		4,256,748

INDONESIA: 10.8%
MPM Global Pte, Ltd. 6.750%, 09/19/19	600,000	628,193
TBG Global Pte, Ltd. 5.250%, 02/10/22	400,000	417,546
PT Perusahaan Listrik Negara 5.250%, 10/24/42	400,000	413,000
Alam Synergy Pte, Ltd. 6.950%, 03/27/20	400,000	405,520

Total Indonesia		1,864,259

SRI LANKA: 8.1%
DFCC Bank PLC 9.625%, 10/31/18	700,000	740,180
National Savings Bank 8.875%, 09/18/18	600,000	648,540

Total Sri Lanka		1,388,720

UNITED STATES: 4.6%
Sprint Communications, Inc. 6.000%, 11/15/22	850,000	795,812

Total United States		795,812

SOUTH KOREA: 4.1%
Harvest Operations Corp. 6.875%, 10/01/17	700,000	708,750

Total South Korea		708,750

VIETNAM: 4.0%
Debt and Asset Trading Corp. 1.000%, 10/10/25	1,200,000	688,500

Total Vietnam		688,500

PHILIPPINES: 2.5%
ICTSI Treasury BV 5.875%, 09/17/25	400,000	438,000

Total Philippines		438,000

TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $9,791,791)		10,140,789

		Face Amount*	Value

CONVERTIBLE CORPORATE BONDS: 17.3%
CHINA/HONG KONG: 12.5%
Biostime International Holdings, Ltd., Cnv. 0.000%, 02/20/19	HKD	4,000,000	$554,381
Ctrip.com International, Ltd., Cnv. 1.250%, 09/15/22		450,000	451,969
Ctrip.com International, Ltd., Cnv. 1.000%, 07/01/20		400,000	433,500
Fang Holdings, Ltd., Cnv. 2.000%, 12/15/18		400,000	394,000
Vipshop Holdings Ltd., Cnv. 1.500%, 03/15/19		300,000	322,875

Total China/Hong Kong			2,156,725

INDONESIA: 4.8%
Delta Investment Horizon International, Ltd., Cnv. 3.000%, 05/26/20		900,000	824,994

Total Indonesia			824,994

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,939,530)			2,981,719

FOREIGN GOVERNMENT OBLIGATIONS: 13.0%
SRI LANKA: 4.1%
Sri Lanka Government Bond 6.125%, 06/03/25		700,000	715,240

Total Sri Lanka			715,240

PAKISTAN: 3.8%
Pakistan Government Bond 8.250%, 04/15/24		600,000	656,945

Total Pakistan			656,945

INDONESIA: 2.6%
Republic of Indonesia 5.125%, 01/15/45		400,000	456,129

Total Indonesia			456,129

VIETNAM: 2.5%
Socialist Republic of Vietnam 4.800%, 11/19/24		400,000	424,603

Total Vietnam			424,603

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,126,754)			2,252,917

TOTAL INVESTMENTS: 89.1% (Cost $14,858,075)			15,375,425
CASH AND OTHER ASSETS, LESS LIABILITIES : 10.9%			1,874,159

NET ASSETS: 100.0%			$17,249,584

Matthews Asia Credit Opportunities Fund	September 30, 2016
Schedule of Investments[a] (unaudited) (continued)

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Variable rate security. The rate represents the rate in effect at September 30, 2016.
c	Cost for federal income tax purposes is $14,858,075 and net unrealized appreciation consists of:

Gross unrealized appreciation	$546,625
Gross unrealized depreciation	(29,275)

Net unrealized appreciation	$517,350

*	All values are in USD unless otherwise specified.

Cnv.	Convertible
HKD	Hong Kong Dollar
USD	U.S. Dollar

See accompanying notes to schedules of investments.

Matthews Asian Growth and Income Fund	September 30, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 81.2%
CHINA/HONG KONG: 27.7%
AIA Group, Ltd.	14,537,400	$97,760,296
Jardine Matheson Holdings, Ltd.	1,206,400	73,284,278
China Mobile, Ltd. ADR	1,125,500	69,240,760
Guangdong Investment, Ltd.	40,648,000	64,933,063
CK Hutchison Holdings, Ltd.	4,927,172	62,980,325
CLP Holdings, Ltd.	5,844,700	60,533,917
Yum! Brands, Inc.	665,600	60,443,136
Techtronic Industries Co., Ltd.	14,665,000	57,447,126
HSBC Holdings PLC ADR	1,472,033	55,363,161
VTech Holdings, Ltd.	4,390,100	50,201,488
Café de Coral Holdings, Ltd.	14,582,000	48,613,445
Vitasoy International Holdings, Ltd.	21,889,000	44,333,022
Pacific Textiles Holdings, Ltd.	31,906,000	41,478,540
Hang Lung Properties, Ltd.	17,153,920	38,910,918
Cheung Kong Property Holdings, Ltd.	4,400,172	32,367,028

Total China/Hong Kong		857,890,503

SINGAPORE: 12.9%
Singapore Telecommunications, Ltd.	24,329,100	71,160,004
Ascendas REIT	35,011,100	64,822,524
United Overseas Bank, Ltd.	4,274,500	59,303,514
Singapore Technologies Engineering, Ltd.	24,912,425	59,257,099
SIA Engineering Co., Ltd.	15,928,900	43,380,967
ComfortDelGro Corp., Ltd.	19,003,800	39,309,089
ARA Asset Management, Ltd.	36,838,667	36,540,570
Keppel Corp., Ltd.	6,632,300	26,396,690

Total Singapore		400,170,457

SOUTH KOREA: 8.0%
Samsung Electronics Co., Ltd.	43,412	63,240,969
KT&G Corp.	529,674	60,318,962
Kangwon Land, Inc.	1,557,377	55,649,854
GS Home Shopping, Inc.	227,544	34,050,944
KEPCO Plant Service & Engineering Co., Ltd.	634,668	33,424,009

Total South Korea		246,684,738

JAPAN: 7.8%
KDDI Corp.	2,114,800	65,520,762
Japan Tobacco, Inc.	1,581,000	64,718,595
USS Co., Ltd.	2,579,300	43,653,379
Transcosmos, Inc.	1,516,500	40,151,007
Lawson, Inc.	340,300	26,882,706

Total Japan		240,926,449

MALAYSIA: 5.6%
Genting Malaysia BHD	59,855,300	65,893,832
British American Tobacco Malaysia BHD	3,498,400	41,569,671
Axiata Group BHD	29,118,523	36,756,230
Telekom Malaysia BHD	18,277,351	29,997,975

Total Malaysia		174,217,708

TAIWAN: 4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	11,282,187	66,318,316
Chunghwa Telecom Co., Ltd. ADR	1,422,425	49,827,548
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,126,224	34,451,192

Total Taiwan		150,597,056

		Shares	Value

AUSTRALIA: 2.7%
Insurance Australia Group, Ltd.		11,324,603	$47,693,340
CSL, Ltd.		448,874	36,911,216

Total Australia			84,604,556

INDONESIA: 2.5%
PT Telekomunikasi Indonesia Persero ADR		717,700	47,425,616
PT Perusahaan Gas Negara Persero		139,319,300	30,779,679

Total Indonesia			78,205,295

NEW ZEALAND: 1.9%
SKYCITY Entertainment Group, Ltd.		18,109,833	60,474,297

Total New Zealand			60,474,297

UNITED STATES: 1.7%
ResMed, Inc.		809,400	52,441,026

Total United States			52,441,026

VIETNAM: 1.7%
Vietnam Dairy Products JSC		8,182,081	51,486,053

Total Vietnam			51,486,053

NORWAY: 1.5%
Telenor ASA		2,669,498	45,904,415

Total Norway			45,904,415

THAILAND: 1.3%
Glow Energy Public Co., Ltd.		17,769,800	41,035,900

Total Thailand			41,035,900

PHILIPPINES: 1.0%
Globe Telecom, Inc.		742,500	31,347,884

Total Philippines			31,347,884

Total COMMON EQUITIES: (Cost $2,216,838,887)			2,515,986,337

CONVERTIBLE CORPORATE BONDS: 9.1%

		Face Amount*

CHINA/HONG KONG: 6.8%
Shine Power International, Ltd., Cnv. 0.000%, 07/28/19	HKD	446,000,000	57,213,398
Johnson Electric Holdings, Ltd., Cnv. 1.000%, 04/02/21		49,750,000	52,971,313
Hengan International Group Co., Ltd., Cnv. 0.000%, 06/27/18	HKD	339,000,000	45,945,767
ASM Pacific Technology, Ltd., Cnv. 2.000%, 03/28/19	HKD	236,000,000	30,958,950
Haitian International Holdings, Ltd., Cnv. 2.000%, 02/13/19		21,500,000	21,516,125

Total China/Hong Kong			208,605,553

SINGAPORE: 2.3%
CapitaLand, Ltd., Cnv. 1.950%, 10/17/23	SGD	96,500,000	71,647,906

Total Singapore			71,647,906

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $287,636,253)			280,253,459

Matthews Asian Growth and Income Fund	September 30, 2016
Schedule of Investments[a] (unaudited) (continued)

	Shares	Value

PREFERRED EQUITIES: 3.3%
SOUTH KOREA: 3.3%
LG Household & Health Care, Ltd., Pfd.	86,152	$40,377,282
Hyundai Motor Co., Ltd., Pfd.	355,983	32,553,349
Hyundai Motor Co., Ltd., 2nd Pfd.	318,246	30,591,064
Total South Korea		103,521,695

TOTAL PREFERRED EQUITIES (Cost $37,958,400)		103,521,695

TOTAL INVESTMENTS: 93.6% (Cost $2,542,433,540b)		2,899,761,491
CASH AND OTHER ASSETS, LESS LIABILITIES : 6.4%		199,216,902

NET ASSETS: 100.0%		$3,098,978,393

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Cost for federal income tax purposes is $2,542,736,325 and net unrealized appreciation consists of:

Gross unrealized appreciation	$545,999,118
Gross unrealized depreciation	(188,973,952)

Net unrealized appreciation	$357,025,166

*	All values are in USD unless otherwise noted.

ADR	American Depository Receipt
BHD	Berhad
Cnv.	Convertible
HKD	Hong Kong Dollar
JSC	Joint Stock Co.
Pfd.	Preferred
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	U.S. Dollar

See accompanying notes to schedules of investments.

Matthews Asia Dividend Fund	September 30, 2016
Consolidated Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 94.5%
CHINA/HONG KONG: 34.0%
Minth Group, Ltd.†	57,963,000	$204,472,135
Shenzhou International Group Holdings, Ltd.	26,423,000	184,904,093
AIA Group, Ltd.	18,703,600	125,776,926
Sands China, Ltd.	27,533,600	120,683,307
China Construction Bank Corp. H Shares	150,864,000	113,304,652
Qualcomm, Inc.	1,569,800	107,531,300
Kweichow Moutai Co., Ltd. A Shares	2,313,592	103,448,954
China Mobile, Ltd. ADR	1,574,225	96,846,322
PICC Property & Casualty Co., Ltd. H Shares	42,366,000	71,029,611
Yuexiu Transport Infrastructure, Ltd.†	100,968,000	69,421,449
Far East Horizon, Ltd.	67,294,000	64,016,346
Fuyao Glass Industry Group Co., Ltd. H Shares	21,248,000	58,438,221
Caféde Coral Holdings, Ltd.	17,330,000	57,774,722
China Gas Holdings, Ltd.	35,814,000	56,982,367
HKBN, Ltd.	45,415,623	51,283,135
Jiangsu Expressway Co., Ltd. H Shares	35,370,000	49,084,047
Henan Shuanghui Investment & Development Co., Ltd. A Shares	13,214,900	46,817,869
Dali Foods Group Co., Ltd.	84,067,000	44,504,732
China Machinery Engineering Corp. H Shares†	45,760,000	26,977,120
Red Star Macalline Group Corp., Ltd. H Shares	26,135,600	25,235,444
China Mobile, Ltd.	1,411,000	17,333,245
Greatview Aseptic Packaging Co., Ltd.	21,913,000	11,733,109

Total China/Hong Kong		1,707,599,106

JAPAN: 27.1%
Japan Tobacco, Inc.	2,911,000	119,162,448
Pigeon Corp.	3,747,400	113,505,416
Sumitomo Mitsui Financial Group, Inc.	3,303,900	111,604,457
ITOCHU Corp.	8,376,700	105,459,023
Hoya Corp.	2,540,700	102,206,868
Bridgestone Corp.	2,399,500	88,406,658
MISUMI Group, Inc.	4,617,000	86,765,921
Seven & I Holdings Co., Ltd.	1,810,500	85,591,924
Skylark Co., Ltd.	6,228,800	83,942,396
Suntory Beverage & Food, Ltd.	1,804,400	78,019,352
Kao Corp.	1,351,400	76,405,489
NTT DoCoMo, Inc.	2,985,400	75,838,158
Seven Bank, Ltd.	23,009,400	73,696,593
Toyo Suisan Kaisha, Ltd.	1,512,700	64,173,569
Mitsubishi Pencil Co., Ltd.	1,064,400	52,869,679
Anritsu Corp.	5,758,500	32,936,206
Itochu Enex Co., Ltd.	1,681,800	12,947,004

Total Japan		1,363,531,161

SINGAPORE: 6.2%
United Overseas Bank, Ltd.	6,353,000	88,140,186
Singapore Technologies Engineering, Ltd.	28,460,000	67,695,419
CapitaLand Retail China Trust, REIT	43,232,400	51,196,742
Ascendas India Trust†	53,470,700	42,346,818
ARA Asset Management, Ltd.	34,749,418	34,468,227
Super Group, Ltd.	48,842,900	28,554,526

Total Singapore		312,401,918

	Shares	Value

SOUTH KOREA: 5.6%
BGF Retail Co., Ltd.	741,315	$130,276,020
KT&G Corp.	978,858	111,471,771
Samsung Electronics Co., Ltd.	27,949	40,715,052

Total South Korea		282,462,843

TAIWAN: 5.3%
Chunghwa Telecom Co., Ltd. ADR	2,834,201	99,282,061
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,027,940	92,624,685
St. Shine Optical Co., Ltd.	1,965,000	45,900,255
Sercomm Corp.	6,417,000	15,314,009
Taiwan Semiconductor Manufacturing Co., Ltd.	2,336,469	13,734,100

Total Taiwan		266,855,110

INDONESIA: 4.6%
PT United Tractors	49,142,400	66,952,857
PT Hanjaya Mandala Sampoerna	211,122,500	63,937,776
PT Telekomunikasi Indonesia Persero ADR	779,134	51,485,175
PT Cikarang Listrindo[b]	443,866,500	50,675,127

Total Indonesia		233,050,935

INDIA: 3.2%
ITC, Ltd.	20,701,500	75,122,816
Bharti Infratel, Ltd.	8,613,387	47,394,850
Gujarat Pipavav Port, Ltd.	14,618,078	38,292,590

Total India		160,810,256

VIETNAM: 2.1%
Vietnam Dairy Products JSC	16,416,888	103,303,884

Total Vietnam		103,303,884

THAILAND: 1.9%
Thai Beverage Public Co., Ltd.	136,869,800	97,493,110

Total Thailand		97,493,110

AUSTRALIA: 1.8%
Breville Group, Ltd.†	10,644,019	71,590,387
Spotless Group Holdings, Ltd.	20,720,585	17,073,505

Total Australia		88,663,892

LUXEMBOURG: 1.5%
L’Occitane International SA	36,976,500	73,701,291

Total Luxembourg		73,701,291

PHILIPPINES: 1.2%
Globe Telecom, Inc.	1,447,730	61,122,252

Total Philippines		61,122,252

Total COMMON EQUITIES: (Cost $3,851,251,623)		4,750,995,758

PREFERRED EQUITIES: 4.6%
SOUTH KOREA: 4.6%
LG Chem, Ltd., Pfd.	880,410	132,074,385
Samsung Electronics Co., Ltd., Pfd.	85,447	100,383,237

Total South Korea		232,457,622

TOTAL PREFERRED EQUITIES (Cost $186,266,379)		232,457,622

Matthews Asia Dividend Fund	September 30, 2016
Consolidated Schedule of Investments[a] (unaudited) (continued)

Value

TOTAL INVESTMENTS: 99.1% (Cost $4,037,518,002c)	$4,983,453,380
CASH AND OTHER ASSETS, LESS LIABILITIES : 0.9%	45,447,814

NET ASSETS: 100.0%	$5,028,901,194

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producting security.
c	Cost for federal income tax purposes is $4,044,449,804 and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,116,789,792
Gross unrealized depreciation	(177,786,216)

Net unrealized appreciation	$939,003,576

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt
JSC	Joint Stock Co.
Pfd.	Preferred
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews China Dividend Fund	September 30, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 94.6%
CONSUMER DISCRETIONARY: 20.1%
Auto Components: 7.0%
Minth Group, Ltd.	1,558,000	$5,496,051
Fuyao Glass Industry Group Co., Ltd. A Shares	1,494,879	3,795,569
Xingda International Holdings, Ltd. H Shares	7,807,000	3,230,426
Fuyao Glass Industry Group Co., Ltd. H Shares	346,000	951,601

		13,473,647

Hotels, Restaurants & Leisure: 6.2%
Shanghai Jin Jiang International Hotels Group Co., Ltd. H Shares	10,898,000	3,381,836
Café de Coral Holdings, Ltd.	874,000	2,913,740
Sands China, Ltd.	656,800	2,878,839
China Lodging Group, Ltd. ADS	59,200	2,669,328

		11,843,743

Textiles, Apparel & Luxury Goods: 4.0%
Shenzhou International Group Holdings, Ltd.	627,000	4,387,650
Heilan Home Co., Ltd. A Shares	2,041,837	3,289,742

Total Textiles, Apparel & Luxury Goods		7,677,392

Diversified Consumer Services: 1.5%
New Oriental Education & Technology Group, Inc. ADR[b]	60,200	2,790,872

Specialty Retail: 1.4%
Chow Tai Fook Jewellery Group, Ltd.	3,758,200	2,740,587

Total Consumer Discretionary		38,526,241

INDUSTRIALS: 15.9%
Transportation Infrastructure: 5.3%
Qingdao Port International Co., Ltd. H Shares	9,636,000	5,726,116
Guangdong Provincial Expressway Development Co., Ltd. B Shares	7,026,181	4,469,712

		10,195,828

Marine: 2.6%
SITC International Holdings Co., Ltd.	8,403,000	5,023,337

Road & Rail: 2.1%
Guangshen Railway Co., Ltd. H Shares	7,110,000	3,697,765
Guangshen Railway Co., Ltd. ADR	14,400	376,272

		4,074,037

Air Freight & Logistics: 2.0%
Sinotrans, Ltd. H Shares	7,895,000	3,857,730

Construction & Engineering: 1.7%
China Machinery Engineering Corp. H Shares	5,454,000	3,215,324

Commercial Services & Supplies: 1.2%
Greentown Service Group Co., Ltd.[b]	5,926,000	2,223,281

Electrical Equipment: 1.0%
Voltronic Power Technology Corp.	118,253	1,850,834

Total Industrials		30,440,371

INFORMATION TECHNOLOGY: 14.3%
Internet Software & Services: 7.1%
Tencent Holdings, Ltd.	343,700	9,555,560
NetEase, Inc. ADR	16,900	4,069,182

		13,624,742

	Shares	Value

Semiconductors & Semiconductor Equipment: 2.2%
Qualcomm, Inc.	60,400	$4,137,400

Software: 2.1%
IGG, Inc.	6,068,000	4,066,917

Communications Equipment: 2.0%
Sercomm Corp.	1,615,000	3,854,157

Electronic Equipment, Instruments & Components: 0.9%
Aurora Corp.	1,094,000	1,783,459

Total Information Technology		27,466,675

FINANCIALS: 13.6%
Insurance: 6.0%
AIA Group, Ltd.	854,200	5,744,277
PICC Property & Casualty Co., Ltd. H Shares	3,396,000	5,693,635

		11,437,912

Banks: 5.4%
China Construction Bank Corp. H Shares	11,230,000	8,434,161
China Merchants Bank Co., Ltd. H Shares	729,000	1,853,872

		10,288,033

Capital Markets: 2.2%
China Everbright, Ltd.	2,100,000	4,330,970

Total Financials		26,056,915

TELECOMMUNICATION SERVICES: 8.6%
Diversified Telecommunication Services: 5.6%
HKBN, Ltd.	4,723,457	5,333,708
CITIC Telecom International Holdings, Ltd.	14,209,000	5,317,103

		10,650,811

Wireless Telecommunication Services: 3.0%
China Mobile, Ltd. ADR	94,330	5,803,182

Total Telecommunication Services		16,453,993

CONSUMER STAPLES: 7.1%
Food Products: 3.9%
Henan Shuanghui Investment & Development Co., Ltd. A Shares	1,104,379	3,912,604
Dali Foods Group Co., Ltd.	6,647,000	3,518,895

Total Food Products		7,431,499

Beverages: 1.7%
Kweichow Moutai Co., Ltd. A Shares	72,198	3,228,230

Food & Staples Retailing: 1.5%
Taiwan FamilyMart Co., Ltd.	414,000	2,940,024

Total Consumer Staples		13,599,753

MATERIALS: 4.7%
Paper & Forest Products: 2.6%
Lee & Man Paper Manufacturing, Ltd.	5,517,000	5,039,847

Containers & Packaging: 2.1%
Greatview Aseptic Packaging Co., Ltd.	7,335,000	3,927,456

Total Materials		8,967,303

Matthews China Dividend Fund	September 30, 2016
Schedule of Investments[a] (unaudited) (continued)

	Shares	Value

COMMON EQUITIES: (continued)
REAL ESTATE: 4.1%
Real Estate Management & Development: 2.2%
Red Star Macalline Group Corp., Ltd. H Shares	4,333,400	$4,184,150
Equity REITs: 1.9%
CapitaLand Retail China Trust, REIT	3,017,200	3,573,033

Total Real Estate		7,757,183

HEALTH CARE: 3.1%
Pharmaceuticals: 3.1%
China Medical System Holdings, Ltd.	2,691,000	4,549,383
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. S Shares	1,956,500	1,461,631

Total Health Care		6,011,014

UTILITIES: 1.8%
Gas Utilities: 1.8%
China Gas Holdings, Ltd.	2,156,000	3,430,334

Total Utilities		3,430,334

ENERGY: 1.3%
Energy Equipment & Services: 1.3%
Hilong Holding, Ltd.	16,066,000	2,408,052

Total Energy		2,408,052

TOTAL INVESTMENTS: 94.6% (Cost $165,894,982c)		181,117,834
CASH AND OTHER ASSETS, LESS LIABILITIES : 5.4%		10,351,750

NET ASSETS: 100.0%		$191,469,584

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $165,959,884 and net unrealized appreciation consists of:

Gross unrealized appreciation	$23,746,562
Gross unrealized depreciation	(8,588,612)

Net unrealized appreciation	$15,157,950

ADR	American Depositary Receipt
ADS	American Depositary Share
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Asia Value Fund	September 30, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 71.5%
CHINA/HONG KONG: 24.3%
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	188,000	$126,828
CK Hutchison Holdings, Ltd.	6,500	83,085
Kweichow Moutai Co., Ltd. A Shares	1,700	76,013
Qualcomm, Inc.	1,100	75,349
Clear Media, Ltd.	59,000	56,294
Goldlion Holdings, Ltd.	105,000	42,020
Fairwood Holdings, Ltd.	9,000	41,841
Greatview Aseptic Packaging Co., Ltd.	78,000	41,764
Pico Far East Holdings, Ltd.	132,000	39,740
Future Bright Holdings, Ltd.	168,000	21,079

Total China/Hong Kong		604,013

SOUTH KOREA: 19.7%
Shinyoung Securities Co., Ltd.	1,541	69,302
DGB Financial Group, Inc.	8,094	66,646
Kwangju Bank	7,194	61,691
Hyundai Greenfood Co., Ltd.	4,002	58,687
MegaMD Co., Ltd.[b]	13,292	46,427
POSCO Chemtech Co., Ltd.	4,309	45,749
Kangnam Jevisco Co., Ltd.	1,302	44,273
Kukbo Design Co., Ltd.	2,888	43,831
Saeron Automotive Corp.	3,321	24,123
Binggrae Co., Ltd.	278	15,058
Hy-Lok Corp.	654	12,915

Total South Korea		488,702

JAPAN: 6.6%
YAMADA Consulting Group Co., Ltd.	2,300	100,080
Broadleaf Co., Ltd.	3,500	38,441
San-A Co., Ltd.	500	25,061

Total Japan		163,582

SINGAPORE: 6.1%
ARA Asset Management, Ltd.	53,700	53,265
Haw Par Corp., Ltd.	7,800	51,649
Vicom, Ltd.	6,000	25,079
Kulicke & Soffa Industries, Inc.[b]	1,600	20,688

Total Singapore		150,681

TAIWAN: 4.4%
Lumax International Corp., Ltd.	29,000	44,547
P-Duke Technology Co., Ltd.	21,000	44,319
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	8,000	19,328

Total Taiwan		108,194

MALAYSIA: 3.5%
MPHB Capital BHD[b]	203,100	65,876
Genting BHD	11,600	22,267

Total Malaysia		88,143

UNITED STATES: 3.3%
News Corp. B Shares	2,400	34,128
Cognizant Technology Solutions Corp. Class Ab	700	33,397
Expeditors International of Washington, Inc.	300	15,456

Total United States		82,981

	Shares	Value

SWITZERLAND: 1.6%
Cie Financiere Richemont SA	664	$40,496

Total Switzerland		40,496

ISRAEL: 0.9%
Taro Pharmaceutical Industries, Ltd.[b]	200	22,102

Total Israel		22,102

THAILAND: 0.7%
Premier Marketing Public Co., Ltd.	65,200	16,944

Total Thailand		16,944

UNITED KINGDOM: 0.4%
Standard Chartered PLC[b]	1,350	10,975

Total United Kingdom		10,975

Total COMMON EQUITIES: (Cost $1,624,453)		1,776,813

PREFERRED EQUITIES: 9.0%
SOUTH KOREA: 9.0%
Samsung Electronics Co., Ltd., Pfd.	91	106,907
Samsung SDI Co., Ltd., Pfd.	1,371	61,416
Hyundai Motor Co., Ltd., 2nd Pfd.	576	55,367

Total South Korea		223,690

TOTAL PREFERRED EQUITIES (Cost $217,488)		223,690

TOTAL INVESTMENTS: 80.5% (Cost $1,841,941c)		2,000,503
CASH AND OTHER ASSETS, LESS LIABILITIES : 19.5%		483,379

NET ASSETS: 100.0%		$2,483,882

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $1,845,097 and net unrealized appreciation consists of:

Gross unrealized appreciation	$198,229
Gross unrealized depreciation	(42,823)

Net unrealized appreciation	$155,406

BHD	Berhad
Pfd.	Preferred

See accompanying notes to schedules of investments.

Matthews Asia Focus Fund	September 30, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 92.6%
CHINA/HONG KONG: 34.5%
AIA Group, Ltd.	94,200	$633,471
Tencent Holdings, Ltd.	17,900	497,656
CK Hutchison Holdings, Ltd.	31,728	405,555
Techtronic Industries Co., Ltd.	92,000	360,391
Jardine Matheson Holdings, Ltd.	5,600	340,179
Samsonite International SA	101,700	327,914
Yum! Brands, Inc.	3,450	313,295
VTech Holdings, Ltd.	25,700	293,884
China Mobile, Ltd.	23,000	282,540
HSBC Holdings PLC	36,800	275,364
Baidu, Inc. ADR[b]	1,237	225,221
Hang Lung Group, Ltd.	50,000	191,203

Total China/Hong Kong		4,146,673

SINGAPORE: 11.7%
Singapore Telecommunications, Ltd.	152,300	445,461
Sheng Siong Group, Ltd.	419,900	326,747
Singapore Technologies Engineering, Ltd.	135,300	321,827
United Overseas Bank, Ltd.	22,500	312,160

Total Singapore		1,406,195

SOUTH KOREA: 8.4%
Samsung Electronics Co., Ltd.	250	364,191
Coway Co., Ltd.	3,879	336,950
Kangwon Land, Inc.	8,823	315,273

Total South Korea		1,016,414

TAIWAN: 7.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	70,000	411,470
Aerospace Industrial Development Corp.	197,000	270,996
Ennoconn Corp.	16,000	267,929

Total Taiwan		950,395

MALAYSIA: 7.2%
Heineken Malaysia BHD	72,900	313,002
Genting Malaysia BHD	274,700	302,413
Axiata Group BHD	199,100	251,323

Total Malaysia		866,738

UNITED STATES: 6.0%
ResMed, Inc.	6,100	395,219
Mead Johnson Nutrition Co.	4,068	321,413

Total United States		716,632

INDONESIA: 3.3%
PT Bank Rakyat Indonesia Persero	421,400	395,416

Total Indonesia		395,416

INDIA: 3.1%
Tata Motors, Ltd.	46,144	369,598

Total India		369,598

JAPAN: 3.1%
Japan Tobacco, Inc.	9,000	368,417

Total Japan		368,417

THAILAND: 2.8%
Kasikornbank Public Co., Ltd.	61,900	336,102

Total Thailand		336,102

	Shares	Value

SWITZERLAND: 2.4%
Cie Financiere Richemont SA	4,793	$292,313

Total Switzerland		292,313

AUSTRALIA: 2.2%
Insurance Australia Group, Ltd.	64,403	271,232

Total Australia		271,232

TOTAL INVESTMENTS: 92.6% (Cost $10,944,982c)		11,136,125
CASH AND OTHER ASSETS, LESS LIABILITIES : 7.4%		886,241

NET ASSETS: 100.0%		$12,022,366

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $10,994,705 and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,073,395
Gross unrealized depreciation	(931,975)

Net unrealized appreciation	$141,420

ADR	American Depositary Receipt
BHD	Berhad

See accompanying notes to schedules of investments.

Matthews Asia Growth Fund	September 30, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 99.0%
JAPAN: 40.5%
Sysmex Corp.	430,200	$31,918,029
M3, Inc.	891,000	30,499,347
ORIX Corp.	1,647,100	24,299,103
Start Today Co., Ltd.	1,009,800	17,375,288
Nidec Corp.	178,600	16,508,564
Pigeon Corp.	544,900	16,504,537
Glory, Ltd.	480,100	15,830,831
Rinnai Corp.	132,100	12,297,700
CYBERDYNE, Inc.[b]	768,500	12,036,044
Nitto Denko Corp.	171,400	11,131,710
Ariake Japan Co., Ltd.	201,700	10,865,802
Nitori Holdings Co., Ltd.	89,600	10,740,600
Kakaku.com, Inc.	566,100	10,250,875
Calbee, Inc.	263,500	9,983,549
TechnoPro Holdings, Inc.	257,800	9,749,788
PeptiDream, Inc.[b]	156,200	8,538,481
Komatsu, Ltd.	370,800	8,505,860
Seven & I Holdings Co., Ltd.	165,200	7,809,879
Daiken Medical Co., Ltd.	911,500	6,837,876
FANUC Corp.	29,600	4,999,898
Sosei Group Corp.[b]	19,700	3,477,417

Total Japan		280,161,178

CHINA/HONG KONG: 13.6%
Shenzhou International Group Holdings, Ltd.	3,961,000	27,718,469
Baidu, Inc. ADR[b]	123,200	22,431,024
China Lodging Group, Ltd. ADS	245,900	11,087,631
Autohome, Inc. ADR[b]	392,600	9,520,550
JD.com, Inc. ADR[b]	288,700	7,532,183
Baozun, Inc. ADR[b]	461,500	6,964,035
Alibaba Group Holding, Ltd. ADR[b]	45,100	4,771,129
Shanghai Haohai Biological Technology Co., Ltd. H Shares	734,500	3,613,337

Total China/Hong Kong		93,638,358

INDONESIA: 13.2%
PT Bank Rakyat Indonesia Persero	29,535,100	27,713,906
PT Astra International	43,107,700	27,352,883
PT Indofood CBP Sukses Makmur	23,574,000	17,158,758
PT Ace Hardware Indonesia	191,978,200	12,892,957
PT Arwana Citramulia	145,017,700	6,342,554

Total Indonesia		91,461,058

INDIA: 12.2%
Emami, Ltd.	1,551,001	27,281,200
HDFC Bank, Ltd.	1,102,893	21,119,449
ITC, Ltd.	4,455,774	16,169,374
Lupin, Ltd.	635,783	14,220,943
Sun Pharmaceutical Industries, Ltd.	516,143	5,769,839

Total India		84,560,805

AUSTRALIA: 4.1%
CSL, Ltd.	181,525	14,926,925
Oil Search, Ltd.	2,481,915	13,669,220

Total Australia		28,596,145

	Shares	Value

PHILIPPINES: 4.0%
Jollibee Foods Corp.	2,007,890	$10,237,204
Vista Land & Lifescapes, Inc.	58,472,700	6,514,153
Emperador, Inc.	37,942,500	5,660,632
Universal Robina Corp.	1,483,980	5,461,353

Total Philippines		27,873,342

SRI LANKA: 3.1%
Sampath Bank PLC	8,111,192	14,728,858
Lanka Orix Leasing Co. PLC[b]	12,121,473	6,787,364

Total Sri Lanka		21,516,222

VIETNAM: 2.4%
Vietnam Dairy Products JSC	2,597,160	16,342,727

Total Vietnam		16,342,727

BANGLADESH: 2.0%
Square Pharmaceuticals, Ltd.[b]	3,983,920	13,653,345

Total Bangladesh		13,653,345

PAKISTAN: 1.2%
Habib Bank, Ltd.	4,001,000	8,463,680

Total Pakistan		8,463,680

SOUTH KOREA: 1.0%
Orion Corp.	9,402	7,085,747

Total South Korea		7,085,747

THAILAND: 1.0%
Major Cineplex Group Public Co., Ltd.	7,714,400	6,869,380

Total Thailand		6,869,380

TAIWAN: 0.7%
St. Shine Optical Co., Ltd.	173,000	4,041,091
Sinmag Equipment Corp.	101,674	461,934

Total Taiwan		4,503,025

TOTAL INVESTMENTS: 99.0%		684,725,012
(Cost $509,016,649c)
CASH AND OTHER ASSETS, LESS LIABILITIES : 1.0%		7,124,146

NET ASSETS: 100.0%		$691,849,158

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $509,016,649 and net unrealized appreciation consists of:

Gross unrealized appreciation	$203,250,403
Gross unrealized depreciation	(27,542,040)

Net unrealized appreciation	$175,708,363

ADR	American Depositary Receipt
ADS	American Depositary Share
JSC	Joint Stock Co.

See accompanying notes to schedules of investments.

Matthews Pacific Tiger Fund	September 30, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 95.4%
CHINA/HONG KONG: 31.0%
Baidu, Inc. ADR[b]	1,131,800	$206,066,826
Sinopharm Group Co., Ltd. H Shares	35,984,400	174,284,214
Tencent Holdings, Ltd.	5,886,500	163,656,686
Ping An Insurance Group Co. of China, Ltd. H Shares	30,743,000	161,160,617
China Resources Beer Holdings Co., Ltd.[b]	73,109,775	155,815,891
China Mobile, Ltd. ADR	2,380,026	146,419,200
Hengan International Group Co., Ltd.	17,345,000	144,747,992
Alibaba Group Holding, Ltd. ADR[b]	1,291,700	136,648,943
AIA Group, Ltd.	20,140,800	135,441,728
China Resources Land, Ltd.	47,814,000	134,807,050
Dairy Farm International Holdings, Ltd.	15,454,946	109,858,331
Yum! Brands, Inc.	1,174,410	106,648,172
Lenovo Group, Ltd.	157,394,000	105,052,074
Fuyao Glass Industry Group Co., Ltd. H Shares†	34,836,000	95,809,200
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares[c]	33,503,552	81,007,921
Tasly Pharmaceutical Group Co., Ltd. A Shares	12,169,931	77,086,252
Hong Kong Exchanges and Clearing, Ltd.	2,603,000	68,889,305
Hang Lung Group, Ltd.	12,815,000	49,005,293
Guangdong Advertising Group Co., Ltd. A Shares	22,123,293	47,019,500
Swire Pacific, Ltd. A Share Class	2,813,000	30,465,485
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	16,768,000	11,311,988
Fuyao Glass Industry Group Co., Ltd. A Shares	2,589,387	6,574,576

Total China/Hong Kong		2,347,777,244

INDIA: 18.6%
Kotak Mahindra Bank, Ltd.	16,873,409	197,302,255
Tata Power Co., Ltd.†	166,700,190	189,142,380
Titan Co., Ltd.	24,797,915	147,415,288
Sun Pharmaceutical Industries, Ltd.	12,078,258	135,019,967
GAIL India, Ltd.	22,282,108	125,683,016
HDFC Bank, Ltd.	6,223,409	119,172,914
Container Corp. of India, Ltd.	5,471,996	113,621,192
Housing Development Finance Corp., Ltd.	4,935,685	103,526,010
ITC, Ltd.	28,102,500	101,979,998
Dabur India, Ltd.	21,117,482	86,153,871
Thermax, Ltd.	5,310,034	67,462,721
Just Dial, Ltd.†	3,557,718	23,131,353

Total India		1,409,610,965

SOUTH KOREA: 14.0%
Naver Corp.	250,616	201,761,712
Dongbu Insurance Co., Ltd.	3,159,119	196,402,844
Orion Corp.	203,080	153,049,720
Amorepacific Corp.	415,972	147,512,949
Samsung Electronics Co., Ltd.	95,105	138,545,388
Green Cross Corp.†	776,872	128,599,766
Cheil Worldwide, Inc.†	6,161,351	89,917,604

Total South Korea		1,055,789,983

	Shares	Value

INDONESIA: 7.0%
PT Telekomunikasi Indonesia Persero	421,304,300	$140,289,139
PT Indofood CBP Sukses Makmur	191,522,600	139,403,150
PT Bank Central Asia	100,580,000	121,316,443
PT Perusahaan Gas Negara Persero	298,485,100	65,944,027
PT Astra International	66,745,900	42,351,896
PT Telekomunikasi Indonesia Persero ADR	364,070	24,057,746

Total Indonesia		533,362,401

TAIWAN: 6.0%
President Chain Store Corp.	21,486,608	171,137,838
Delta Electronics, Inc.	31,251,182	167,400,666
Synnex Technology International Corp.†	103,100,921	114,417,771

Total Taiwan		452,956,275

THAILAND: 5.4%
Central Pattana Public Co., Ltd.	129,938,800	219,383,540
The Siam Cement Public Co., Ltd.	7,522,950	112,331,304
Kasikornbank Public Co., Ltd.	13,577,700	73,723,612
Kasikornbank Public Co., Ltd. NVDR	1,084,800	5,890,200

Total Thailand		411,328,656

MALAYSIA: 3.3%
Genting BHD	52,881,000	101,508,094
IHH Healthcare BHD	47,676,300	73,058,521
Public Bank BHD	12,771,594	61,266,325
IHH Healthcare BHD	11,543,000	17,690,746

Total Malaysia		253,523,686

PHILIPPINES: 2.8%
GT Capital Holdings, Inc.	3,897,540	116,166,785
SM Prime Holdings, Inc.	164,670,771	95,909,384

Total Philippines		212,076,169

VIETNAM: 2.8%
Vietnam Dairy Products JSC	33,431,804	210,370,887

Total Vietnam		210,370,887

SWITZERLAND: 2.7%
DKSH Holding, Ltd.	2,738,062	201,421,215

Total Switzerland		201,421,215

UNITED STATES: 1.5%
Cognizant Technology Solutions Corp. Class Ab	2,336,600	111,479,186

Total United States		111,479,186

SINGAPORE: 0.2%
Hyflux, Ltd.	35,190,730	12,299,492

Total Singapore		12,299,492

JAPAN: 0.1%
LINE Corp. ADR[b]	195,200	9,447,680

Total Japan		9,447,680

Total COMMON EQUITIES: (Cost $5,291,703,554)		7,221,443,839

Matthews Pacific Tiger Fund	September 30, 2016
Schedule of Investments[a] (unaudited) (continued)

	Shares	Value

WARRANTS: 0.1%
MALAYSIA: 0.1%
Genting BHD, expires 12/18/18	12,253,875	$4,148,332

Total Malaysia		4,148,332

TOTAL WARRANTS (Cost $5,593,674)		4,148,332

TOTAL INVESTMENTS: 95.5% (Cost $5,297,297,228d)		7,225,592,171
CASH AND OTHER ASSETS, LESS LIABILITIES : 4.5%		342,476,681

NET ASSETS: 100.0%		$7,568,068,852

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Illiquid security, trading was halted at September 30, 2016.
d	Cost for federal income tax purposes is $5,299,033,578 and net unrealized appreciation consists of:

Gross unrealized appreciation	$2,356,660,432
Gross unrealized depreciation	(430,101,839)

Net unrealized appreciation	$1,926,558,593

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

Matthews Asia ESG Fund	September 30, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 92.8%
CHINA/HONG KONG: 19.0%
MTR Corp., Ltd.	49,000	$270,775
JD.com, Inc. ADR[b]	9,600	250,464
CSPC Pharmaceutical Group, Ltd.	240,000	240,957
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares[c]	94,200	227,765
AIA Group, Ltd.	31,000	208,467
Sino Biopharmaceutical, Ltd.	175,000	118,376
Guangdong Investment, Ltd.	70,000	111,821
Beijing Urban Construction Design & Development Group Co., Ltd. H Shares	172,000	108,295
HKBN, Ltd.	91,500	103,321
China Conch Venture Holdings, Ltd.	50,000	97,852
Haier Electronics Group Co., Ltd.	50,000	83,170

Total China/Hong Kong		1,821,263

INDIA: 16.4%
Lupin, Ltd.	12,194	272,751
Ipca Laboratories, Ltd.[b]	25,000	225,489
Bharti Infratel, Ltd.	39,013	214,668
Infosys, Ltd.	10,000	155,522
Bharat Financial Inclusion, Ltd.[b]	11,594	153,828
Power Grid Corp. of India, Ltd.	55,328	146,898
Shriram City Union Finance, Ltd.	4,449	142,279
Bata India, Ltd.	18,523	136,662
Sanofi India, Ltd.	1,292	80,303
KPIT Technologies, Ltd.	20,027	37,439

Total India		1,565,839

TAIWAN: 12.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	54,000	317,420
Zhen Ding Technology Holding, Ltd.	72,000	158,999
Sitronix Technology Corp.	41,000	135,888
Merida Industry Co., Ltd.	24,000	113,712
KD Holding Corp.	17,000	96,408
Greatek Electronics, Inc.	74,000	94,411
CHC Resources Corp.	53,000	93,964
Sporton International, Inc.	17,247	86,484
Lumax International Corp., Ltd.	53,000	81,414

Total Taiwan		1,178,700

JAPAN: 11.3%
Daikin Industries, Ltd.	1,900	177,300
Tsukui Corp.	24,200	172,685
Hoya Corp.	4,200	168,957
Bunka Shutter Co., Ltd.	14,800	117,626
Koito Manufacturing Co., Ltd.	2,300	111,940
Nihon Housing Co., Ltd.	3,400	103,940
Nakanishi, Inc.	2,800	101,804
LINE Corp. ADR[b]	1,300	62,920
Ain Holdings, Inc.	900	61,274

Total Japan		1,078,446

SOUTH KOREA: 7.9%
KT Skylife Co., Ltd.	13,593	198,367
Hanon Systems	15,340	173,562
DGB Financial Group, Inc.	19,481	160,407
iMarketKorea, Inc.	11,769	137,951

	Shares	Value

Samjin Pharmaceutical Co., Ltd.	2,976	$87,483

Total South Korea		757,770

SINGAPORE: 4.5%
Parkway Life REIT	115,700	221,195
Raffles Medical Group, Ltd.	117,400	131,889
Vicom, Ltd.	19,400	81,088

Total Singapore		434,172

PHILIPPINES: 4.4%
Puregold Price Club, Inc.	244,200	214,012
Energy Development Corp.	1,706,700	208,359

Total Philippines		422,371

THAILAND: 3.7%
Total Access Communication Public Co., Ltd. NVDR	264,100	240,584
Kasikornbank Public Co., Ltd. NVDR	20,300	110,224

Total Thailand		350,808

PAKISTAN: 3.3%
Abbott Laboratories Pakistan, Ltd.	22,300	181,145
Bank Alfalah, Ltd.	493,500	135,736

Total Pakistan		316,881

BANGLADESH: 3.3%
GrameenPhone, Ltd.	38,776	133,483
BRAC Bank, Ltd.	142,811	109,050
Square Pharmaceuticals, Ltd.[b]	20,853	71,466

Total Bangladesh		313,999

INDONESIA: 2.7%
PT Bank Rakyat Indonesia Persero	275,700	258,700

Total Indonesia		258,700

LUXEMBOURG: 1.8%
L’Occitane International SA	85,750	170,916

Total Luxembourg		170,916

SRI LANKA: 1.7%
Nestle Lanka PLC	10,717	160,616

Total Sri Lanka		160,616

VIETNAM: 0.5%
FPT Corp.	22,780	47,787

Total Vietnam		47,787

TOTAL INVESTMENTS: 92.8%
(Cost $8,449,406d)		8,878,268

CASH AND OTHER ASSETS, LESS LIABILITIES : 7.2%		684,876

NET ASSETS: 100.0%		$9,563,144

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Illiquid security, trading was halted at September 30, 2016.
d	Cost for federal income tax purposes is $8,464,018 and net unrealized appreciation consists of:

Gross unrealized appreciation	$900,017
Gross unrealized depreciation	(485,767)

Net unrealized appreciation	$414,250

Matthews Asia ESG Fund	September 30, 2016
Schedule of Investments[a] (unaudited) (continued)

ADR	American Depositary Receipt
NVDR	Non-voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Emerging Asia Fund	September 30, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 95.1%
PAKISTAN: 19.7%
The Searle Company, Ltd.	984,068	$5,409,403
K-Electric, Ltd.[b]	59,393,000	5,248,412
PAK Suzuki Motor Co., Ltd.	821,800	4,557,445
Indus Motor Co., Ltd.	250,250	3,598,215
Pakistan Petroleum, Ltd.	2,127,300	3,344,860
Shifa International Hospitals, Ltd.	993,051	3,137,302
Habib Bank, Ltd.	1,370,900	2,899,990
ICI Pakistan, Ltd.	451,900	2,811,378
National Foods, Ltd.	757,200	2,428,433
Abbott Laboratories Pakistan, Ltd.	282,750	2,296,811
GlaxoSmithKline Pakistan, Ltd.	910,940	1,884,737
Hum Network, Ltd.	15,482,000	1,801,685
GlaxoSmithKline Consumer Healthcare Pakistan, Ltd.[b,c]	273,282	286,904

Total Pakistan		39,705,575

VIETNAM: 18.1%
Vinh Hoan Corp.	2,486,550	6,580,280
Tien Phong Plastic JSC	1,551,020	5,982,719
Phu Nhuan Jewelry JSC	1,734,543	5,834,842
National Seed JSC†	979,585	4,393,644
Mobile World Investment Corp.	510,227	3,189,882
Nam Long Investment Corp.	2,370,980	2,378,278
Lix Detergent JSC	889,305	2,353,345
DHG Pharmaceutical JSC	436,320	2,191,825
Dinh Vu Port Investment & Development JSC	517,550	1,720,338
Thien Long Group Corp.	212,860	1,012,005
Saigon Securities, Inc.[b]	820,828	823,078

Total Vietnam		36,460,236

BANGLADESH: 13.2%
BRAC Bank, Ltd.	6,956,565	5,311,990
British American Tobacco Bangladesh Co., Ltd.	150,033	4,822,305
Square Pharmaceuticals, Ltd.[b]	1,394,597	4,779,442
United Commercial Bank, Ltd.	16,722,770	3,901,945
Marico Bangladesh, Ltd.	182,304	2,849,176
Olympic Industries, Ltd.	626,747	2,448,612
Berger Paints Bangladesh, Ltd.	79,820	2,361,246

Total Bangladesh		26,474,716

INDIA: 12.3%
PC Jeweller, Ltd.	686,620	5,014,095
Praj Industries, Ltd.	3,594,497	4,400,790
Balkrishna Industries, Ltd.	275,412	4,201,609
Supreme Industries, Ltd.	178,934	2,444,173
Cipla India, Ltd.	266,484	2,325,371
VST Industries, Ltd.	49,694	1,696,770
Info Edge India, Ltd.	124,174	1,586,703
Shalimar Paints, Ltd.[b]	525,830	1,544,267
Shriram Transport Finance Co., Ltd.	83,544	1,460,735

Total India		24,674,513

INDONESIA: 11.3%
PT Bank Mandiri Persero	6,780,600	5,850,455
PT Gudang Garam	1,001,300	4,764,603
PT Matahari Department Store	3,060,900	4,346,273

	Shares	Value

PT Mayora Indah	21,820,000	$2,504,081
PT Hexindo Adiperkasa	7,004,700	2,146,870
PT Indofood CBP Sukses Makmur	1,791,600	1,304,048
PT Sumber Alfaria Trijaya	28,307,700	1,138,728
PT Adira Dinamika Multi Finance	1,225,300	579,978

Total Indonesia		22,635,036

CHINA/HONG KONG: 7.4%
Shenzhou International Group Holdings, Ltd.	923,000	6,459,012
Luk Fook Holdings International, Ltd.	1,113,000	2,733,138
Future Bright Holdings, Ltd.	15,798,000	1,982,174
The 13 Holdings, Ltd.[b]	5,608,000	1,949,878
Red Star Macalline Group Corp., Ltd. H Shares	1,866,200	1,801,925

Total China/Hong Kong		14,926,127

SRI LANKA: 7.1%
Sampath Bank PLC	2,457,411	4,462,335
National Development Bank PLC	3,374,293	3,817,916
Expolanka Holdings PLC	51,922,585	2,369,764
Teejay Lanka PLC	5,592,087	1,805,817
Hemas Holdings PLC	2,203,512	1,566,504
Lanka Orix Leasing Co. PLC[b]	573,466	321,110

Total Sri Lanka		14,343,446

PHILIPPINES: 3.0%
Puregold Price Club, Inc.	4,072,300	3,568,878
Vista Land & Lifescapes, Inc.	12,519,100	1,394,691
Emperador, Inc.	7,631,300	1,138,512

Total Philippines		6,102,081

SINGAPORE: 1.2%
Yoma Strategic Holdings, Ltd.	5,491,766	2,384,869

Total Singapore		2,384,869

AUSTRALIA: 1.0%
Oil Search, Ltd.	362,706	1,997,614

Total Australia		1,997,614

THAILAND: 0.8%
SNC Former Public Co., Ltd.	4,002,800	1,549,176

Total Thailand		1,549,176

TOTAL INVESTMENTS: 95.1% (Cost $161,929,108d)		191,253,389
CASH AND OTHER ASSETS, LESS LIABILITIES : 4.9%		9,763,241

NET ASSETS: 100.0%		$201,016,630

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Illiquid security, trading was halted at September 30, 2016.
d	Cost for federal income tax purposes is $161,929,108 and net unrealized appreciation consists of:

Gross unrealized appreciation	$38,768,762
Gross unrealized depreciation	(9,444,481)

Net unrealized appreciation	$29,324,281

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

JSC	Joint Stock Co.

See accompanying notes to schedules of investments.

Matthews Asia Innovators Fund	September 30, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 90.7%
CHINA/HONG KONG: 34.3%
Tencent Holdings, Ltd.	230,700	$6,413,930
Ctrip.com International, Ltd. ADR[b]	122,700	5,714,139
Baidu, Inc. ADR[b]	27,900	5,079,753
China Mobile, Ltd.	371,500	4,563,643
NetEase, Inc. ADR	18,400	4,430,352
China Biologic Products, Inc.[b]	30,400	3,784,192
JD.com, Inc. ADR[b]	144,800	3,777,832
TAL Education Group ADR[b]	38,500	2,727,340
PICC Property & Casualty Co., Ltd. H Shares	1,548,000	2,595,332
Sino Biopharmaceutical, Ltd.	3,606,000	2,439,213
CITIC Telecom International Holdings, Ltd.	5,922,000	2,216,052
58.com, Inc. ADR[b]	45,000	2,144,700
Zhaopin, Ltd. ADR[b]	141,763	2,126,445
Jiangsu Hengrui Medicine Co., Ltd. A Shares	317,345	2,096,893
Regina Miracle International Holdings, Ltd.	1,455,000	1,996,102
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	2,920,000	1,969,883
Ping An Insurance Group Co. of China, Ltd. H Shares	356,500	1,868,840

Total China/Hong Kong		55,944,641

TAIWAN: 13.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	889,000	5,225,670
Ennoconn Corp.	212,162	3,552,771
PChome Online, Inc.	281,190	3,328,438
Wistron NeWeb Corp.	812,000	2,570,547
Delta Electronics, Inc.	464,511	2,488,208
Ginko International Co., Ltd.	200,000	1,991,735
Aerospace Industrial Development Corp.	1,361,000	1,872,212
Tung Thih Electronic Co., Ltd.	111,000	1,565,463

Total Taiwan		22,595,044

SOUTH KOREA: 13.3%
Naver Corp.	5,368	4,321,579
Hugel, Inc.[b]	9,893	3,840,065
Hana Tour Service, Inc.	52,429	3,332,227
Samsung Electronics Co., Ltd.	2,270	3,306,851
AMOREPACIFIC Group	17,950	2,712,000
BGF Retail Co., Ltd.	12,698	2,231,501
Cuckoo Electronics Co., Ltd.	8,382	1,089,311
Kiwoom Securities Co., Ltd.	11,507	752,105

Total South Korea		21,585,639

INDONESIA: 8.4%
PT Bank Mandiri Persero	4,891,100	4,220,152
PT Media Nusantara Citra	19,803,200	3,076,508
PT Matahari Department Store	2,109,600	2,995,490
PT Sumber Alfaria Trijaya	54,503,700	2,192,510
PT Telekomunikasi Indonesia Persero ADR	17,600	1,163,008

Total Indonesia		13,647,668

INDIA: 8.2%
Info Edge India, Ltd.	341,898	4,368,792
Lupin, Ltd.	119,361	2,669,820
Britannia Industries, Ltd.	49,840	2,521,376
Bharti Infratel, Ltd.	372,445	2,049,365

	Shares	Value

IndusInd Bank, Ltd.	97,595	$1,757,031

Total India		13,366,384

SINGAPORE: 4.4%
Singapore Telecommunications, Ltd.	1,373,000	4,015,878
Raffles Medical Group, Ltd.	1,936,900	2,175,951
iFAST Corp., Ltd.	1,615,200	1,036,092

Total Singapore		7,227,921

THAILAND: 2.9%
Kasikornbank Public Co., Ltd.	434,200	2,357,601
Major Cineplex Group Public Co., Ltd.	2,577,900	2,295,522

Total Thailand		4,653,123

VIETNAM: 1.4%
Mobile World Investment Corp.	375,365	2,346,740

Total Vietnam		2,346,740

PHILIPPINES: 1.3%
Puregold Price Club, Inc.	2,487,800	2,180,256

Total Philippines		2,180,256

SRI LANKA: 1.1%
Dialog Axiata PLC	21,764,314	1,719,796

Total Sri Lanka		1,719,796

UNITED STATES: 0.8%
Cognizant Technology Solutions Corp. Class Ab	28,700	1,369,277

Total United States		1,369,277

BANGLADESH: 0.5%
BRAC Bank, Ltd.	1,133,840	865,793

Total Bangladesh		865,793

JAPAN: 0.2%
LINE Corp. ADR[b]	6,400	309,760

Total Japan		309,760

Total COMMON EQUITIES: (Cost $116,454,317)		147,812,042

PREFERRED EQUITIES: 4.8%
SOUTH KOREA: 4.8%
LG Household & Health Care, Ltd., Pfd.	8,756	4,103,718
Samsung Electronics Co., Ltd., Pfd.	3,138	3,686,526

Total South Korea		7,790,244

TOTAL PREFERRED EQUITIES (Cost $5,379,720)		7,790,244

TOTAL INVESTMENTS: 95.5% (Cost $121,834,037c)		155,602,286
CASH AND OTHER ASSETS, LESS LIABILITIES : 4.5%		7,299,296

NET ASSETS: 100.0%		$162,901,582

Matthews Asia Innovators Fund	September 30, 2016
Schedule of Investments[a] (unaudited) (continued)

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $122,121,784 and net unrealized appreciation consists of:

Gross unrealized appreciation	$36,297,820
Gross unrealized depreciation	(2,817,318)

Net unrealized appreciation	$33,480,502

ADR	American Depositary Receipt
Pfd.	Preferred

See accompanying notes to schedule of investments.

Matthews China Fund	September 30, 2016
Consolidated Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 99.4%
FINANCIALS: 30.0%
Banks: 16.1%
China Construction Bank Corp. H Shares	41,106,660	$30,872,679
China Merchants Bank Co., Ltd. H Shares	10,653,143	27,091,312
Industrial & Commercial Bank of China, Ltd. H Shares	39,205,000	24,882,266
Chongqing Rural Commercial Bank Co., Ltd. H Shares	32,310,000	20,037,574

		102,883,831

Insurance: 9.5%
China Life Insurance Co., Ltd. H Shares	11,710,000	30,682,126
Ping An Insurance Group Co. of China, Ltd. H Shares	5,826,500	30,543,614

		61,225,740

Capital Markets: 4.4%
CITIC Securities Co., Ltd. H Shares	8,945,000	19,183,836
China Galaxy Securities Co., Ltd. H Shares	9,577,500	8,809,045

		27,992,881

Total Financials		192,102,452

INFORMATION TECHNOLOGY: 28.9%
Internet Software & Services: 24.8%
Tencent Holdings, Ltd.	2,628,100	73,066,531
Alibaba Group Holding, Ltd. ADR[b]	418,700	44,294,273
SINA Corp.[b]	204,600	15,105,618
NetEase, Inc. ADR	54,610	13,148,996
Baozun, Inc. ADR[b]	478,541	7,221,184
Baidu, Inc. ADR[b]	27,100	4,934,097
Weibo Corp. ADR[b]	20,460	1,025,864

		158,796,563

Semiconductors & Semiconductor Equipment: 1.6%
Semiconductor Manufacturing International Corp.[b]	93,516,000	10,534,379

Electronic Equipment, Instruments & Components: 1.5%
Hangzhou Hikvision Digital Technology Co., Ltd. A Shares	2,631,200	9,693,577

Communications Equipment: 1.0%
ZTE Corp. H Shares	4,170,964	6,107,720

Total Information Technology		185,132,239

CONSUMER DISCRETIONARY: 13.4%
Internet & Catalog Retail: 6.1%
Ctrip.com International, Ltd. ADR[b]	305,200	14,213,164
JD.com, Inc. ADR[b]	523,979	13,670,612
Vipshop Holdings, Ltd. ADR[b]	779,429	11,434,223

		39,317,999

Auto Components: 2.7%
Fuyao Glass Industry Group Co., Ltd. A Shares	5,431,533	13,785,133
Xinyi Glass Holdings, Ltd.	2,928,000	2,662,041
Minth Group, Ltd.	302,000	1,065,345

Total Auto Components		17,512,519

Automobiles: 2.5%
Chongqing Changan Automobile Co., Ltd. B Shares	9,756,224	15,931,750

	Shares	Value

Household Durables: 2.1%
Gree Electric Appliances, Inc. of Zhuhai A Shares	3,927,700	$13,132,268

Total Consumer Discretionary		85,894,536

INDUSTRIALS: 6.5%
Construction & Engineering: 4.4%
China State Construction International Holdings, Ltd.	11,344,000	15,010,535
China State Construction Engineering Corp., Ltd. A Shares	14,366,339	13,329,094

Total Construction & Engineering		28,339,629

Commercial Services & Supplies: 2.1%
China Everbright International, Ltd.	10,849,000	13,006,893

Total Industrials		41,346,522

REAL ESTATE: 5.9%
Real Estate Management & Development: 5.9%
China Overseas Land & Investment, Ltd.	5,702,000	19,603,453
China Resources Land, Ltd.	6,550,000	18,467,105

Total Real Estate		38,070,558

ENERGY: 4.6%
Oil, Gas & Consumable Fuels: 4.6%
China Shenhua Energy Co., Ltd. H Shares	8,584,500	16,967,104
China Petroleum & Chemical Corp. H Shares	17,282,000	12,758,612

Total Energy		29,725,716

MATERIALS: 4.0%
Construction Materials: 4.0%
China National Materials Co., Ltd. H Shares	20,821,000	4,877,223
Anhui Conch Cement Co., Ltd. H Shares	5,374,500	14,854,418
China National Building Material Co., Ltd. H Shares	12,718,000	5,695,757

Total Materials		25,427,398

TELECOMMUNICATION SERVICES: 2.9%
Wireless Telecommunication Services: 2.9%
China Mobile, Ltd.	1,498,500	18,408,127

Total Telecommunication Services		18,408,127

UTILITIES: 1.8%
Water Utilities: 1.8%
Beijing Enterprises Water Group, Ltd.	17,398,000	11,860,639

Total Utilities		11,860,639

HEALTH CARE: 1.4%
Health Care Providers & Services: 0.9%
Sinopharm Group Co., Ltd. H Shares	1,195,600	5,790,682

Pharmaceuticals: 0.5%
Sino Biopharmaceutical, Ltd.	4,864,000	3,290,164

Total Health Care		9,080,846

Matthews China Fund	September 30, 2016
Consolidated Schedule of Investments[a] (unaudited) (continued)

Value

TOTAL INVESTMENTS: 99.4% (Cost $581,436,955c)	$637,049,033
CASH AND OTHER ASSETS, LESS LIABILITIES : 0.6%	3,640,090

NET ASSETS: 100.0%	$640,689,123

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $590,193,446 and net unrealized appreciation consists of:

Grossunrealized appreciation	$80,753,079
Gross unrealized depreciation	(33,897,492)

Net unrealized appreciation	$46,855,587

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews India Fund	September 30, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value
COMMON EQUITIES: 97.0%
FINANCIALS: 29.6%
Banks: 16.2%
IndusInd Bank, Ltd.	4,625,934	$83,282,033
Kotak Mahindra Bank, Ltd.	6,697,258	78,311,627
HDFC Bank, Ltd.	2,782,565	53,283,719
Yes Bank, Ltd.	920,000	17,384,191
IDFC Bank, Ltd.	13,650,467	16,416,597
HDFC Bank, Ltd. ADR	206,922	14,875,623
DCB Bank, Ltd.b	5,937,748	11,203,036

		274,756,826

Thrifts & Mortgage Finance: 5.0%
Housing Development Finance Corp., Ltd.	2,958,810	62,061,050
GRUH Finance, Ltd.	4,616,010	22,764,008

		84,825,058

Consumer Finance: 4.2%
Shriram City Union Finance, Ltd.	1,873,192	59,904,497
Sundaram Finance, Ltd.	588,318	11,765,115

		71,669,612

Capital Markets: 3.5%
CRISIL, Ltd.	1,635,723	54,862,313
Multi Commodity Exchange of India, Ltd.	168,101	3,416,760

		58,279,073

Diversified Financial Services: 0.7%
IDFC, Ltd.[b]	11,350,467	11,484,151

Total Financials		501,014,720

CONSUMER STAPLES: 19.5%
Personal Products: 9.0%
Emami, Ltd.	3,005,127	52,858,426
Bajaj Corp., Ltd.	6,554,447	38,099,297
Dabur India, Ltd.	8,552,176	34,890,669
Marico, Ltd.	6,422,328	26,609,070

		152,457,462

Tobacco: 7.8%
ITC, Ltd.	24,746,923	89,803,083
VST Industries, Ltd.†	1,215,704	41,509,441

		131,312,524

Food Products: 2.7%
Nestle India, Ltd.	244,636	23,658,962
Zydus Wellness, Ltd.	1,670,471	22,353,344

		46,012,306

Total Consumer Staples		329,782,292

INFORMATION TECHNOLOGY: 14.1%
IT Services: 11.3%
Cognizant Technology Solutions Corp. Class Ab	1,675,300	79,928,563
eClerx Services, Ltd.†	3,101,602	70,083,919
Mindtree, Ltd.	5,736,665	41,643,884

		191,656,366

Internet Software & Services: 2.8%
Info Edge India, Ltd.	3,380,761	43,199,562

	Shares	Value
Just Dial, Ltd.	633,709	$4,120,210

		47,319,772

Total Information Technology		238,976,138

HEALTH CARE: 13.4%
Pharmaceuticals: 12.7%
Taro Pharmaceutical Industries, Ltd.[b]	659,400	72,870,294
Ajanta Pharma, Ltd.	2,289,230	69,156,167
Alembic Pharmaceuticals, Ltd.	2,640,862	26,032,647
Sun Pharma Advanced Research Co., Ltd.[b]	4,196,014	19,924,373
Sun Pharmaceutical Industries, Ltd.	1,365,725	15,267,114
Caplin Point Laboratories, Ltd.	602,387	11,807,059

		215,057,654

Health Care Equipment & Supplies: 0.7%
Poly Medicure, Ltd.	2,076,732	11,911,309

Total Health Care		226,968,963

INDUSTRIALS: 10.0%
Machinery: 5.6%
AIA Engineering, Ltd.	3,523,758	68,349,522
Thermax, Ltd.	1,183,128	15,031,360
Ashok Leyland, Ltd.	9,356,152	11,216,149

		94,597,031

Air Freight & Logistics: 1.9%
Blue Dart Express, Ltd.	380,973	31,401,128

Transportation Infrastructure: 1.3%
Gujarat Pipavav Port, Ltd.	8,578,564	22,471,862

Road & Rail: 1.2%
Container Corp. of India, Ltd.	944,055	19,602,473

Total Industrials		168,072,494

CONSUMER DISCRETIONARY: 6.2%
Textiles, Apparel & Luxury Goods: 3.3%
Page Industries, Ltd.	107,100	24,318,118
Titan Co., Ltd.	3,478,691	20,679,651
Kewal Kiran Clothing, Ltd.	295,476	8,433,581
Vaibhav Global, Ltd.b	500,000	2,326,310

		55,757,660

Household Durables: 2.9%
Symphony, Ltd.	2,279,120	38,928,007
LA Opala RG, Ltd.	1,353,038	10,744,046

		49,672,053

Total Consumer Discretionary		105,429,713

MATERIALS: 4.2%
Chemicals: 3.4%
Supreme Industries, Ltd.	1,518,965	20,748,507
Asian Paints, Ltd.	1,176,000	20,530,116
Castrol India, Ltd.	2,299,063	16,420,363

		57,698,986

Metals & Mining: 0.8%
NMDC, Ltd.	8,663,892	13,784,697

Total Materials		71,483,683

Matthews India Fund	September 30, 2016
Schedule of Investments[a] (unaudited) (continued)

Value
TOTAL INVESTMENTS: 97.0% (Cost $1,317,116,690c)	$1,641,728,003
CASH AND OTHER ASSETS, LESS LIABILITIES : 3.0%	50,013,714

NET ASSETS: 100.0%	$1,691,741,717

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $1,317,219,796 and net unrealized appreciation consists of:

Gross unrealized appreciation	$399,127,256
Gross unrealized depreciation	(74,619,049)

Net unrealized appreciation	$324,508,207

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews Japan Fund	September 30, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value
COMMON EQUITIES: 97.9%
INDUSTRIALS: 25.4%
Machinery: 7.8%
Komatsu, Ltd.	3,514,200	$80,612,984
Harmonic Drive Systems, Inc.	2,266,000	66,004,012
SMC Corp.	206,800	59,709,936
Mitsubishi Heavy Industries, Ltd.	13,340,000	55,802,658

		262,129,590

Trading Companies & Distributors: 4.9%
MISUMI Group, Inc.	4,318,900	81,163,815
Mitsui & Co., Ltd.	3,364,000	46,621,304
MonotaRO Co., Ltd.	1,375,300	37,075,239

		164,860,358

Electrical Equipment: 4.6%
Mabuchi Motor Co., Ltd.	1,503,200	83,413,761
Nidec Corp.	750,800	69,398,825

		152,812,586

Professional Services: 3.8%
TechnoPro Holdings, Inc.†	2,180,200	82,453,406
Nomura Co., Ltd.	2,309,700	35,976,178
Benefit One, Inc.	321,100	10,103,729

		128,533,313

Building Products: 3.2%
Daikin Industries, Ltd.	732,400	68,344,537
Aica Kogyo Co., Ltd.	1,493,400	39,725,292

		108,069,829

Road & Rail: 1.1%
Trancom Co., Ltd.†	552,700	34,722,912

Total Industrials		851,128,588

CONSUMER DISCRETIONARY: 20.2%
Specialty Retail: 5.3%
Nitori Holdings Co., Ltd.	690,300	82,748,170
Jin Co., Ltd.	745,600	34,588,809
VT Holdings Co., Ltd.	5,505,300	29,297,619
Sac’s Bar Holdings, Inc.†	1,810,350	19,483,563
Workman Co., Ltd.	342,000	10,373,129

		176,491,290

Automobiles: 3.7%
Toyota Motor Corp.	1,312,100	76,110,257
Suzuki Motor Corp.	1,452,600	48,654,885

		124,765,142

Internet & Catalog Retail: 2.4%
Start Today Co., Ltd.	4,593,900	79,045,690

Media: 2.2%
Next Co., Ltd.	5,672,600	46,760,269
Septeni Holdings Co., Ltd.	5,777,800	25,813,124

		72,573,393

Multiline Retail: 2.1%
Ryohin Keikaku Co., Ltd.	348,100	70,301,917

Auto Components: 1.6%
Nifco, Inc.	1,043,700	55,447,567

	Shares	Value
Hotels, Restaurants & Leisure: 1.6%
Kyoritsu Maintenance Co., Ltd.	837,300	$52,419,437

Distributors: 1.3%
Doshisha Co., Ltd.†	2,118,400	44,487,835

Total Consumer Discretionary		675,532,271

CONSUMER STAPLES: 14.6%
Food & Staples Retailing: 5.0%
Seven & I Holdings Co., Ltd.	1,703,700	80,542,923
San-A Co., Ltd.	1,009,300	50,587,653
Cosmos Pharmaceutical Corp.	170,500	36,607,201

		167,737,777

Food Products: 2.9%
Ezaki Glico Co., Ltd.	754,900	45,850,204
Ariake Japan Co., Ltd.	671,500	36,174,447
Calbee, Inc.	425,900	16,136,597

		98,161,248

Personal Products: 2.5%
Kao Corp.	1,479,100	83,625,395

Household Products: 2.3%
Pigeon Corp.	2,571,500	77,888,450

Tobacco: 1.9%
Japan Tobacco, Inc.	1,511,200	61,861,316

Total Consumer Staples		489,274,186

FINANCIALS: 14.0%
Diversified Financial Services: 7.2%
ORIX Corp.	6,331,200	93,402,028
Century Tokyo Leasing Corp.	1,511,900	54,942,105
Financial Products Group Co., Ltd.†	5,016,900	46,660,422
Zenkoku Hosho Co., Ltd.	933,500	38,727,959
eGuarantee, Inc.	218,100	6,008,196

		239,740,710

Insurance: 2.4%
Tokio Marine Holdings, Inc.	2,141,600	82,130,320

Banks: 2.4%
Mitsubishi UFJ Financial Group, Inc.	8,279,400	41,944,157
Seven Bank, Ltd.	11,617,900	37,210,864

		79,155,021

Capital Markets: 2.0%
Nihon M&A Center, Inc.	2,180,600	67,559,271

Total Financials		468,585,322

HEALTH CARE: 11.7%
Health Care Equipment & Supplies: 8.7%
Sysmex Corp.	1,090,500	80,907,974
Hoya Corp.	1,835,400	73,834,174
Asahi Intecc Co., Ltd.	1,602,500	73,337,611
CYBERDYNE, Inc.[b]	3,336,300	52,252,250
Daiken Medical Co., Ltd.†	1,755,200	13,167,132

		293,499,141

Health Care Technology: 2.6%
M3, Inc.	2,515,700	86,113,588

Matthews Japan Fund	September 30, 2016
Schedule of Investments[a] (unaudited) (continued)

	Shares	Value
COMMON EQUITIES: (continued)
Biotechnology: 0.4%
PeptiDream, Inc.b	233,800	$12,780,389

Total Health Care		392,393,118

INFORMATION TECHNOLOGY: 9.0%
Electronic Equipment, Instruments & Components: 4.3%
Keyence Corp.	106,200	77,811,638
Murata Manufacturing Co., Ltd.	511,600	66,780,728

		144,592,366

Internet Software & Services: 2.6%
Infomart Corp.†	3,805,100	44,312,988
DeNA Co., Ltd.	1,157,900	42,102,083

		86,415,071

Software: 1.6%
NSD Co., Ltd.	2,118,000	34,035,362
Broadleaf Co., Ltd.†	1,816,900	19,955,148

		53,990,510

Technology Hardware, Storage & Peripherals: 0.5%
Elecom Co., Ltd.	718,500	15,637,306

Total Information Technology		300,635,253

REAL ESTATE: 1.7%
Real Estate Management & Development: 1.7%
Relo Group, Inc.	343,400	57,076,608

Total Real Estate		57,076,608

MATERIALS: 1.3%
Chemicals: 1.3%
W-Scope Corp.†	2,150,300	45,242,034

Total Materials		45,242,034

TOTAL INVESTMENTS: 97.9% (Cost $2,834,338,652c)		3,279,867,380
CASH AND OTHER ASSETS, LESS LIABILITIES : 2.1%		71,416,742

NET ASSETS: 100.0%		$3,351,284,122

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $2,834,605,632 and net unrealized appreciation consists of:

Gross unrealized appreciation	$503,912,249
Gross unrealized depreciation	(58,650,501)

Net unrealized appreciation	$445,261,748

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

See accompanying notes to schedules of investments.

Matthews Korea Fund	September 30, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value
COMMON EQUITIES: SOUTH KOREA: 76.2%
CONSUMER DISCRETIONARY: 18.6%
Auto Components: 5.8%
Hyundai Mobis Co., Ltd.	19,006	$4,769,675
Hankook Tire Co., Ltd.	79,794	4,314,174

		9,083,849

Hotels, Restaurants & Leisure: 4.9%
Modetour Network, Inc.	148,248	3,888,022
Kangwon Land, Inc.	104,735	3,742,503

		7,630,525

Specialty Retail: 2.4%
LOTTE Himart Co., Ltd.	45,785	1,848,192
Hotel Shilla Co., Ltd.	33,310	1,839,590

		3,687,782

Media: 2.2%
Innocean Worldwide, Inc.	35,916	2,394,965
CJ CGV Co., Ltd.	14,442	1,102,895

		3,497,860

Automobiles: 1.5%
Kia Motors Corp.	61,005	2,343,926

Multiline Retail: 1.4%
Hyundai Department Store Co., Ltd.	19,991	2,160,151

Household Durables: 0.4%
Cuckoo Electronics Co., Ltd.	4,550	591,311

Total Consumer Discretionary		28,995,404

FINANCIALS: 16.1%
Banks: 8.6%
Shinhan Financial Group Co., Ltd.	162,451	5,949,712
KB Financial Group, Inc.	96,324	3,313,060
Hana Financial Group, Inc.	104,664	2,664,626
DGB Financial Group, Inc.	174,794	1,439,254

		13,366,652

Capital Markets: 3.9%
Kiwoom Securities Co., Ltd.	47,898	3,130,646
Shinyoung Securities Co., Ltd.	63,434	2,852,750

		5,983,396

Insurance: 3.6%
Dongbu Insurance Co., Ltd.	63,955	3,976,091
Samsung Fire & Marine Insurance Co., Ltd.	6,594	1,679,505

		5,655,596

Total Financials		25,005,644

INFORMATION TECHNOLOGY: 15.0%
Technology Hardware, Storage & Peripherals: 5.8%
Samsung Electronics Co., Ltd.	6,198	9,029,013

Semiconductors & Semiconductor Equipment: 5.2%
SK Hynix, Inc.	153,358	5,629,764
Koh Young Technology, Inc.	35,261	1,468,312
Silicon Works Co., Ltd.	34,884	949,609

		8,047,685

Internet Software & Services: 4.0%
Naver Corp.	7,832	6,305,255

	Shares	Value
Total Information Technology		$23,381,953

CONSUMER STAPLES: 9.5%
Food & Staples Retailing: 4.2%
BGF Retail Co., Ltd.	24,007	4,218,903
Hyundai Greenfood Co., Ltd.	159,950	2,345,565

		6,564,468

Food Products: 4.2%
Orion Corp.	3,689	2,780,187
Daesang Corp.	73,240	1,970,290
Ottogi Corp.	1,297	886,180
Binggrae Co., Ltd.	16,190	876,941

		6,513,598

Personal Products: 1.1%
LG Household & Health Care, Ltd.	2,054	1,787,488

Total Consumer Staples		14,865,554

HEALTH CARE: 5.1%
Pharmaceuticals: 3.7%
Yuhan Corp.	10,679	2,700,437
Dong-A ST Co., Ltd.	19,122	1,902,689
DongKook Pharmaceutical Co., Ltd.	22,321	1,215,998

		5,819,124

Biotechnology: 1.4%
Hugel, Inc.b	5,561	2,158,557

Total Health Care		7,977,681

INDUSTRIALS: 4.0%
Aerospace & Defense: 1.4%
LIG Nex1 Co., Ltd.	29,355	2,219,451

Commercial Services & Supplies: 1.1%
KEPCO Plant Service & Engineering Co., Ltd.	33,138	1,745,172

Machinery: 0.8%
Hy-Lok Corp.	57,623	1,137,950

Professional Services: 0.7%
SaraminHR Co., Ltd.	72,713	1,124,035

Total Industrials		6,226,608

TELECOMMUNICATION SERVICES: 3.4%
Wireless Telecommunication Services: 2.1%
SK Telecom Co., Ltd. ADR	141,300	3,193,380

Diversified Telecommunication Services: 1.3%
KT Corp. ADR	127,400	2,044,770

Total Telecommunication Services		5,238,150

ENERGY: 2.6%
Oil, Gas & Consumable Fuels: 2.6%
SK Innovation Co., Ltd.	18,032	2,671,750
S-Oil Corp.	18,205	1,352,733

Total Energy		4,024,483

MATERIALS: 1.9%
Metals & Mining: 1.9%
Korea Zinc Co., Ltd.	6,751	2,962,151

Total Materials		2,962,151

Total COMMON EQUITIES: (Cost $76,051,800)		118,677,628

Matthews Korea Fund	September 30, 2016
Schedule of Investments[a] (unaudited) (continued)

	Shares	Value

PREFERRED EQUITIES: SOUTH KOREA: 22.2%
CONSUMER STAPLES: 7.1%
Personal Products: 7.1%
LG Household & Health Care, Ltd., Pfd.	11,006	$5,158,236
Amorepacific Corp., Pfd.	20,510	3,961,640
AMOREPACIFIC Group, Pfd.	31,785	1,976,276

Total Consumer Staples		11,096,152

INFORMATION TECHNOLOGY: 6.8%
Technology Hardware, Storage & Peripherals: 6.3%
Samsung Electronics Co., Ltd., Pfd.	8,397	9,864,805

Electronic Equipment, Instruments & Components: 0.5%
Samsung SDI Co., Ltd., Pfd.	17,324	776,050

Total Information Technology		10,640,855

MATERIALS: 2.5%
Chemicals: 2.5%
LG Chem, Ltd., Pfd.	26,133	3,920,332

Total Materials		3,920,332

CONSUMER DISCRETIONARY: 2.5%
Automobiles: 2.5%
Hyundai Motor Co., Ltd., 2nd Pfd.	39,554	3,802,087

Total Consumer Discretionary		3,802,087

FINANCIALS: 2.1%
Insurance: 2.1%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	19,517	3,249,818

Total Financials		3,249,818

ENERGY: 1.2%
Oil, Gas & Consumable Fuels: 1.2%
S-Oil Corp., Pfd.	38,278	1,792,544

Total Energy		1,792,544

TOTAL PREFERRED EQUITIES (Cost $19,239,188)		34,501,788

TOTAL INVESTMENTS: 98.4% (Cost $95,290,988c)		153,179,416
CASH AND OTHER ASSETS, LESS LIABILITIES : 1.6%		2,472,161

NET ASSETS: 100.0%		$155,651,577

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $96,301,454 and net unrealized appreciation consists of:

Gross unrealized appreciation	$59,619,834
Gross unrealized depreciation	(2,741,872)

Net unrealized appreciation	$56,877,962

ADR	American Depositary Receipt
Pfd.	Preferred

See accompanying notes to schedule of investments.

Matthews Asia Small Companies Fund	September 30, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 97.3%
CHINA/HONG KONG: 29.5%
Vitasoy International Holdings, Ltd.	7,234,000	$14,651,428
Value Partners Group, Ltd.	13,312,000	13,791,787
Fairwood Holdings, Ltd.	2,616,500	12,164,191
Lifetech Scientific Corp.[b]	46,872,000	11,883,216
Qingdao Port International Co., Ltd. H Shares	17,734,000	10,538,288
Clear Media, Ltd.	10,814,000	10,318,082
SITC International Holdings Co., Ltd.	16,097,000	9,622,832
Genscript Biotech Corp.[b]	31,014,000	8,828,310
Tongda Group Holdings, Ltd.	35,520,000	8,712,214
Best Pacific International Holdings, Ltd. H Shares	9,070,000	7,722,813
Bitauto Holdings, Ltd. ADR[b]	262,100	7,621,868
eHi Car Services, Ltd. ADR[b]	624,235	6,398,409
YY, Inc. ADR[b]	109,500	5,834,160
IMAX China Holding, Inc.[b]	1,142,600	5,622,503
Regina Miracle International Holdings, Ltd.	3,867,052	5,305,176
Chow Sang Sang Holdings International, Ltd.	2,980,000	5,278,969
Kerry Logistics Network, Ltd.	3,665,500	5,049,926
Beijing Urban Construction Design & Development Group Co., Ltd. H Shares	7,557,000	4,758,046
YGM Trading, Ltd.	1,546,000	821,195

Total China/Hong Kong		154,923,413

TAIWAN: 15.7%
PChome Online, Inc.	1,240,916	14,688,685
Aerospace Industrial Development Corp.	7,568,000	10,410,656
Merida Industry Co., Ltd.	1,768,000	8,376,754
Macauto Industrial Co., Ltd.	1,116,000	7,406,216
Elite Material Co., Ltd.	2,630,000	7,204,158
Sunny Friend Environmental Technology Co., Ltd.	1,600,000	6,865,730
Amulaire Thermal Technology, Inc.[b]	1,841,957	6,490,963
Sinbon Electronics Co., Ltd.	2,489,045	5,748,318
Kerry TJ Logistics Co., Ltd.	4,149,000	5,585,260
Voltronic Power Technology Corp.	341,194	5,340,194
Addcn Technology Co., Ltd.	592,400	4,576,220
Adlink Technology, Inc.	420	857

Total Taiwan		82,694,011

SOUTH KOREA: 12.0%
i-SENS, Inc.[b]	297,474	8,601,616
Yonwoo Co., Ltd.[b]	180,845	7,359,277
Value Added Technologies Co., Ltd.	204,055	7,007,097
NICE Holdings Co., Ltd.	405,042	6,742,857
LIG Nex1 Co., Ltd.	82,185	6,213,783
Hy-Lok Corp.	303,832	6,000,130
Dexter Studios Co., Ltd.[b]	314,884	5,630,051
Silicon Works Co., Ltd.	205,638	5,597,857
Medy-Tox, Inc.	13,257	5,448,631
Cell Biotech Co., Ltd.	104,679	4,581,397

Total South Korea		63,182,696

INDIA: 11.9%
GRUH Finance, Ltd.	1,787,513	8,815,180
Berger Paints India, Ltd.	2,095,922	8,233,184
AIA Engineering, Ltd.	407,558	7,905,309

	Shares	Value

Supreme Industries, Ltd.	557,057	$7,609,195
CRISIL, Ltd.	196,283	6,583,351
Page Industries, Ltd.	26,968	6,123,352
LA Opala RG, Ltd.	645,536	5,125,997
Gujarat Pipavav Port, Ltd.	1,916,856	5,021,274
Emami, Ltd.	277,041	4,872,989
DCB Bank, Ltd.[b]	1,190,686	2,246,525

Total India		62,536,356

INDONESIA: 6.5%
PT Astra Otoparts	37,529,025	6,728,827
PT Sumber Alfaria Trijaya	164,012,000	6,597,678
PT Selamat Sempurna	19,064,200	6,427,284
PT Bank Tabungan Pensiunan Nasional[b]	31,610,500	6,200,512
PT Ultrajaya Milk Industry & Trading Co.[b]	17,446,900	5,813,843
PT Arwana Citramulia	31,690,500	1,386,029
PT Puradelta Lestari	57,730,700	1,087,560

Total Indonesia		34,241,733

SINGAPORE: 5.5%
ARA Asset Management, Ltd.	10,210,018	10,127,399
Raffles Medical Group, Ltd.	6,354,500	7,138,768
Delfi, Ltd.	4,597,600	7,046,259
iFAST Corp., Ltd.	7,443,000	4,774,414

Total Singapore		29,086,840

MALAYSIA: 4.6%
7-Eleven Malaysia Holdings BHD	19,967,800	8,691,099
Karex BHD	13,685,725	8,150,461
GD Express Carrier BHD	18,008,900	7,589,170

Total Malaysia		24,430,730

THAILAND: 4.1%
KCE Electronics Public Co., Ltd.	2,260,000	6,936,735
Aeon Thana Sinsap Thailand Public Co., Ltd.	2,197,300	6,333,278
Forth Smart Service Public Co., Ltd.	10,620,000	4,481,233
Plan B Media Public Co., Ltd. F Shares	22,287,900	3,354,350
Aeon Thana Sinsap Thailand Public Co., Ltd. NVDR	88,700	255,660

Total Thailand		21,361,256

PHILIPPINES: 3.5%
Concepcion Industrial Corp.	7,388,640	8,844,428
Security Bank Corp.	1,044,387	5,212,637
Philippine Seven Corp.	1,454,751	4,246,040

Total Philippines		18,303,105

JAPAN: 2.0%
W-Scope Corp.	283,500	5,964,803
Honma Golf, Ltd.[b]	3,537,000	4,560,105

Total Japan		10,524,908

ISRAEL: 1.0%
Sarine Technologies, Ltd.	4,330,300	5,478,673

Total Israel		5,478,673

VIETNAM: 1.0%
DHG Pharmaceutical JSC	995,900	5,002,839

Total Vietnam		5,002,839

Matthews Asia Small Companies Fund	September 30, 2016
Schedule of Investments[a] (unaudited) (continued)

Value

TOTAL INVESTMENTS: 97.3% (Cost $447,570,989c)	$511,766,560
CASH AND OTHER ASSETS, LESS LIABILITIES : 2.7%	14,114,691

NET ASSETS: 100.0%	$525,881,251

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $448,073,897 and net unrealized appreciation consists of:

Gross unrealized appreciation	$99,234,747
Gross unrealized depreciation	(35,542,084)

Net unrealized appreciation	$63,692,663

ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

Matthews China Small Companies Fund	September 30, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 99.1%
CONSUMER DISCRETIONARY: 33.8%
Household Durables: 7.5%
Wuxi Little Swan Co., Ltd. B Shares	201,117	$717,979
Nien Made Enterprise Co., Ltd.	24,000	310,357
Guangzhou Holike Creative Home Co., Ltd. A Shares	57,978	307,573
Q Technology Group Co., Ltd.[b]	379,000	158,789

		1,494,698

Textiles, Apparel & Luxury Goods: 6.3%
Regina Miracle International Holdings, Ltd.	463,000	635,186
Best Pacific International Holdings, Ltd. H Shares	742,000	631,789

		1,266,975

Hotels, Restaurants & Leisure: 5.8%
Fairwood Holdings, Ltd.	120,500	560,208
Tuniu Corp. ADR[b]	39,700	401,764
Melco International Development, Ltd.	150,000	198,483

		1,160,455

Auto Components: 5.5%
Hu Lane Associate, Inc.	102,000	512,033
Minth Group, Ltd.	114,000	402,150
Amulaire Thermal Technology, Inc.[b]	55,835	196,760

		1,110,943

Media: 5.1%
Dexter Studios Co., Ltd.[b]	22,921	409,822
Clear Media, Ltd.	380,000	362,574
IMAX China Holding, Inc.[b]	48,900	240,627

		1,013,023

Specialty Retail: 3.6%
Honma Golf, Ltd.[b]	355,000	457,689
Chow Sang Sang Holdings International, Ltd.	155,000	274,577

		732,266

Total Consumer Discretionary		6,778,360

INDUSTRIALS: 27.6%
Transportation Infrastructure: 6.4%
Qingdao Port International Co., Ltd. H Shares	1,150,000	683,378
Yuexiu Transport Infrastructure, Ltd.	856,000	588,550

		1,271,928

Marine: 3.7%
SITC International Holdings Co., Ltd.	1,250,000	747,254

Electrical Equipment: 3.4%
Voltronic Power Technology Corp.	42,975	672,615

Commercial Services & Supplies: 3.2%
Sunny Friend Environmental Technology Co., Ltd.	95,000	407,653
Greentown Service Group Co., Ltd.[b]	644,000	241,612

		649,265

Machinery: 3.2%
TK Group Holdings, Ltd.	2,324,000	643,982

Road & Rail: 2.4%
eHi Car Services, Ltd. ADR[b]	47,100	482,775

	Shares	Value

Air Freight & Logistics: 2.3%
Kerry Logistics Network, Ltd.	341,000	$469,793

Professional Services: 1.9%
51job, Inc. ADR[b]	11,324	377,995

Construction & Engineering: 1.1%
Beijing Urban Construction Design & Development Group Co., Ltd. H Shares	334,000	210,293

Total Industrials		5,525,900

HEALTH CARE: 13.4%
Biotechnology: 5.1%
China Biologic Products, Inc.[b]	4,300	535,264
Shanghai Haohai Biological Technology Co., Ltd. H Shares	98,000	482,106

		1,017,370

Health Care Equipment & Supplies: 4.5%
Lifetech Scientific Corp.[b]	1,972,000	499,951
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	588,000	396,675

		896,626

Life Sciences Tools & Services: 2.4%
Genscript Biotech Corp.[b]	1,730,000	492,454

Pharmaceuticals: 1.4%
SSY Group, Ltd.	839,022	288,969

Total Health Care		2,695,419

INFORMATION TECHNOLOGY: 8.1%
Electronic Equipment, Instruments & Components: 2.3%
Tongda Group Holdings, Ltd.	1,080,000	264,898
Elite Material Co., Ltd.	73,000	199,963
China High Precision Automation Group, Ltd.b, [c]	195,000	251

		465,112

Semiconductors & Semiconductor Equipment: 1.8%
Silergy Corp.	24,000	355,981

Technology Hardware, Storage & Peripherals: 1.6%
Adlink Technology, Inc.	159,868	326,222

Internet Software & Services: 1.3%
YY, Inc. ADR[b]	4,900	261,072

Software: 1.1%
Gridsum Holding, Inc. ADR[b]	12,365	208,350

Total Information Technology		1,616,737

REAL ESTATE: 7.0%
Real Estate Management & Development: 7.0%
Beijing Properties Holdings, Ltd.[b]	4,734,000	239,608
China Jinmao Holdings Group, Ltd.	758,000	235,260
KWG Property Holding, Ltd.	1,089,000	721,377
K Wah International Holdings, Ltd.	369,000	203,130

Total Real Estate		1,399,375

FINANCIALS: 4.5%
Capital Markets: 4.5%
Value Partners Group, Ltd.	867,000	898,248

Total Financials		898,248

Matthews China Small Companies Fund	September 30, 2016
Schedule of Investments[a] (unaudited) (continued)

	Shares	Value

COMMON EQUITIES: (continued)
CONSUMER STAPLES: 2.5%
Food Products: 2.5%
Vitasoy International Holdings, Ltd.	244,000	$494,187

Total Consumer Staples		494,187

ENERGY: 1.2%
Oil, Gas & Consumable Fuels: 1.2%
China Aviation Oil Singapore Corp., Ltd.	242,000	238,216

Total Energy		238,216

MATERIALS: 1.0%
Construction Materials: 1.0%
China Resources Cement Holdings, Ltd.	498,000	200,446

Total Materials		200,446

TOTAL INVESTMENTS: 99.1% (Cost $18,202,516d)		19,846,888
CASH AND OTHER ASSETS, LESS LIABILITIES : 0.9%		183,223

NET ASSETS: 100.0%		$20,030,111

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Illiquid security, trading was halted at September 31, 2016.
d	Cost for federal income tax purposes is $18,202,516 and net unrealized appreciation consists of:

Gross unrealized appreciation	$2,595,125
Gross unrealized depreciation	(950,753)

Net unrealized appreciation	$1,644,372

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (unaudited)

A.	SECURITY VALUATION

The value of the Matthews Asia Funds’ (each a “Fund”, and collectively the “Funds” or the “Trust”) securities is based on market quotations for those securities, or on their fair value determined by the valuation policies approved by the Funds’ Board of Trustees (the “Board”). Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the Funds and Matthews International Capital Management, LLC (“Matthews”), in accordance with procedures established by the Funds’ Board. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. Financial futures contracts traded on exchanges are valued at their settlement price. Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined at the close of business on the New York Stock Exchange (“NYSE”). Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.

The Board has delegated the responsibility of making fair value determinations to the Funds’ Valuation Committee (the “Valuation Committee”) subject to the Funds’ pricing policies. When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. All fair value determinations are made subject to the Board’s oversight. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B.	FAIR VALUE MEASUREMENTS

In accordance with the guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States (“U.S. GAAP”), the Funds disclose the fair value of their investments and derivative financial instruments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). Various inputs are used in determining the fair value of investments and derivative financial instruments, which are as follows:

Level 1: Quoted prices in active markets for identical securities.

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments and derivative financial instruments).

Level 3 securities consisted primarily of equities that, as of September 30, 2016, were suspended from trading. As described in Note A, these securities are valued based on their fair value as determined under the direction of the Board. The significant unobservable inputs, the methodology used for valuing such securities, and the characterization of such securities as Level 3 securities are not necessarily an indication of liquidity, or the risk associated with investing in these securities. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities and could impact overall Fund performance. Level 2 equity securities consist primarily of securities that have been fair valued by third party pricing services (see Note A).

The summary of inputs used to determine the fair valuation of the Fund’s investments and derivative financial instruments as of September 30, 2016 is as follows:

	Matthews Asia Strategic Income Fund	Matthews Asia Credit Opportunities Fund	Matthews Asian Growth and Income Fund	Matthews Asia Dividend Fund	Matthews Asia Value Fund	Matthews Asia Focus Fund	Matthews Asia Growth Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Bangladesh	$—	$—	$—	$—	$—	$—	$13,653,345
China/Hong Kong	—	—	185,047,057	204,377,622	75,349	538,516	62,306,552
Indonesia	—	—	47,425,616	102,160,302	—	—	—
Israel	—	—	—	—	22,102	—	—
Luxembourg	—	—	—	73,701,291	—	—	—
Malaysia	—	—	41,569,671	—	—	—	—
Singapore	—	—	—	42,346,818	97,416	—	—
Sri Lanka	—	—	—	—	—	—	6,787,364
Taiwan	—	—	84,278,740	191,906,746	—	—	—
South Korea	—	—	—	—	68,396	—	—
United States	—	—	52,441,026	—	82,981	716,632	—
Level 2: Other Significant Observable Inputs
Foreign Government Obligations[a]	16,767,953	2,252,917	—	—	—	—	—
Non-Convertible Corporate Bonds[a]	37,608,727	10,140,789	—	—	—	—	—
Convertible Corporate Bonds[a]	—	—	280,253,459	—	—	—	—
Common Equities:
Australia	—	—	84,604,556	88,663,892	—	271,232	28,596,145
China/Hong Kong	5,837,333	2,156,725	672,843,446	1,503,221,484	528,664	3,608,157	31,331,806
India	—	—		160,810,256		369,598	84,560,805
Indonesia	2,749,980	824,994	30,779,679	130,890,633		395,416	91,461,058
Japan	—	—	240,926,449	1,363,531,161	163,582	368,417	280,161,178
Luxembourg	—	—	—	—	—	—	—
Malaysia	—	—	132,648,037	—	88,143	866,738	—
New Zealand	—	—	60,474,297	—	—	—	—
Norway	—	—	45,904,415	—	—	—	—
Pakistan	—	—	—	—	—	—	8,463,680
Philippines	—	—	31,347,884	61,122,252	—	—	27,873,342
Singapore	—	—	400,170,457	270,055,100	53,265	1,406,195	—
South Korea	—	—	246,684,738	282,462,843	420,306	1,016,414	7,085,747
Sri Lanka	—	—	—	—	—	—	14,728,858
Switzerland	—	—	—	—	40,496	292,313	—
Taiwan	—	—	66,318,316	74,948,364	108,194	950,395	4,503,025
Thailand	—	—	41,035,900	97,493,110	16,944	336,102	6,869,380
United Kingdom	—	—	—	—	10,975	—	—
Vietnam	—	—	51,486,053	103,303,884	—	—	16,342,727
Preferred Equities:
South Korea	—	—	103,521,695	232,457,622	223,690	—	—

Total Market Value of Investments	$62,963,993	$15,375,425	$2,899,761,491	$4,983,453,380	$2,000,503	$11,136,125	$684,725,012

[a]	Industry, countries, or security types are disclosed on the Schedule of Investments.

Matthews Asia Strategic Income Fund
Derivative Financial Instruments[1]
Assets
Level 2: Other Significant Observable Inputs
Foreign Currency Exchange Contracts	$15,204
Liabilities
Level 2: Other Significant Observable Inputs
Foreign Currency Exchange Contracts	(15,158)

Total Market Value of Derivative Financial Instruments	$46

[1]	Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

	Matthews China Dividend Fund	Matthews China Fund	Matthews India Fund	Matthews Japan Fund	Matthews Korea Fund	Matthews China Small Companies Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Consumer Discretionary	$5,460,200	$39,317,999	$32,751,699	$—	$—	$1,577,432
Financials	—	—	14,875,623	—	—	—
Health Care	—	—	72,870,294	—	—	535,264
Industrials	2,599,553	—	—	—	—	1,102,382
Information Technology	9,990,041	85,730,032	79,928,563	—	—	469,422
Telecommunication Services	5,803,182	—	—	—	5,238,150	—
Level 2: Other Significant Observable Inputs
Common Equities:
Consumer Discretionary	33,066,041	46,576,537	72,678,014	675,532,271	28,995,404	5,200,928
Consumer Staples	13,599,753	—	329,782,292	489,274,186	14,865,554	494,187
Energy	2,408,052	29,725,716	—	—	4,024,483	238,216
Financials	26,056,915	192,102,452	486,139,097	468,585,322	25,005,644	898,248
Health Care	6,011,014	9,080,846	154,098,669	392,393,118	7,977,681	2,160,155
Industrials	27,840,818	41,346,522	168,072,494	851,128,588	6,226,608	4,423,518
Information Technology	17,476,634	99,402,207	159,047,575	300,635,253	23,381,953	1,147,064
Materials	8,967,303	25,427,398	71,483,683	45,242,034	2,962,151	200,446
Real Estate	7,757,183	38,070,558	—	57,076,608	—	1,399,375
Telecommunication Services	10,650,811	18,408,127	—	—	—	—
Utilities	3,430,334	11,860,639	—	—	—	—
Preferred Equities:
Consumer Discretionary	—	—	—	—	3,802,087	—
Consumer Staples	—	—	—	—	11,096,152	—
Energy	—	—	—	—	1,792,544	—
Financials	—	—	—	—	3,249,818	—
Information Technology	—	—	—	—	10,640,855	—
Materials	—	—	—	—	3,920,332	—
Level 3: Significant Unobservable Inputs
Common Equities:
Information Technology	—	—	—	—	—	251

Total Market Value of Investments	$181,117,834	$637,049,033	$1,641,728,003	$3,279,867,380	$153,179,416	$19,846,888

	Matthews Pacific Tiger Fund	Matthews Asia ESG Fund	Matthews Emerging Asia Fund	Matthews Asia Innovators Fund*	Matthews Asia Small Companies Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Bangladesh	$—	$204,949	$17,260,781	$—	$—
China/Hong Kong	595,783,141	250,464	—	29,784,753	20,675,632
India	—	80,303	—	—	6,123,352
Indonesia	24,057,746	—	3,285,598	3,355,518	25,954,301
Japan	9,447,680	166,860	—	309,760	4,560,105
Luxembourg	—	170,916	—	—	—
Malaysia	17,690,746	—	—	—	8,691,099
Pakistan	—	316,881	7,862,546	—	—
Philippines	—	214,012	3,568,878	2,180,256	8,844,428
Singapore	—	81,088	—	—	7,046,259
Sri Lanka	—	160,616	6,508,790	1,719,796	—
United States	111,479,186	—	—	1,369,277	—
Vietnam	—	—	21,768,380	—	5,002,839
Warrants:
Malaysia	4,148,332	—	—	—	—
Level 2: Other Significant Observable Inputs
Common Equities:
Australia	—	—	1,997,614	—	—
Bangladesh	—	109,050	9,213,935	865,793	—
China/Hong Kong	1,670,986,182	1,343,034	14,926,127	26,159,888	134,247,781
India	1,409,610,965	1,485,536	24,674,513	13,366,384	56,413,004
Indonesia	509,304,655	258,700	19,349,438	10,292,150	8,287,432
Israel	—	—	—	—	5,478,673
Japan	—	911,586	—	—	5,964,803
Malaysia	235,832,940	—	—	—	15,739,631
Pakistan	—	—	31,556,125	—	—
Philippines	212,076,169	208,359	2,533,203	—	9,458,677
Singapore	12,299,492	353,084	2,384,869	7,227,921	22,040,581
South Korea	1,055,789,983	757,770	—	21,585,639	63,182,696
Sri Lanka	—	—	7,834,656	—	—
Switzerland	201,421,215	—	—	—	—
Taiwan	452,956,275	1,178,700	—	22,595,044	82,694,011
Thailand	411,328,656	350,808	1,549,176	4,653,123	21,361,256
Vietnam	210,370,887	47,787	14,691,856	2,346,740	—
Preferred Equities:
South Korea	—		—	7,790,244	—
Level 3: Significant Unobservable Inputs
Common Equities:
China/Hong Kong	81,007,921	227,765	—	—	—
Pakistan	—	—	286,904	—	—

Total Market Value of Investments	$7,225,592,171	$8,878,268	$191,253,389	$155,602,286	$511,766,560

*	The Fund’s name changed from Matthews Asia Science and Technology Fund to Matthews Asia Innovators Fund on April 29, 2016.

Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy (see Note B). Certain foreign securities may be fair valued by external pricing services when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable. Such fair valuations are typically categorized as Level 2 in the fair value hierarchy. The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. At September 30, 2016, the Funds utilized third party pricing services to fair value certain securities, some of which were different than the securities which had been valued by third party pricing services at December 31, 2015. As a result, certain securities held by the Funds were transferred from Level 2 into Level 1 and certain securities held by the Funds were transferred from Level 1 to Level 2 with beginning of period values as follows:

	Transfer to Level 1 from Level 2	Transfer to Level 2 from Level 1
Matthews Asia Strategic Income Fund	$758,755	$—
Matthews Asia Growth and Income Fund	47,042,983	—
Matthews Asia Dividend Fund	71,353,674	—
Matthews Asia Value Fund	48,813	17,884
Matthews Asia Growth Fund	3,879,776	28,438,816
Matthews Pacific Tiger Fund	17,119,436	73,066,276
Matthews Asia ESG Fund	302,532	—
Matthews Emerging Asia Fund	16,689,292	18,198,592
Matthews India Fund	21,614,593	37,587,012
Matthews Asia Small Companies Fund	20,470,996	9,617,927
Matthews China Small Companies Fund	427,186	488,609

A reconciliation of Level 3 investments for which significant unobservable inputs were used to determine value are as follows:

	Matthews Pacific Tiger Fund	Matthews Asia ESG Fund	Matthews Emerging Asia Fund	Matthews China Fund	Matthews China Small Companies Fund
	Common Equities - China/ Hong Kong	Common Equities - China/ Hong Kong	Common Equities - Pakistan	Common Equities - Financials	Common Equities - Information Technology
Balance as of 12/31/15 (market value)	$82,848,600	$—	$—	$20,510,781	$7,548
Accrued discounts/premiums	—	—	—	—	—
Realized gain/(loss)	29,119,614	—	—	4,977,111	—
Change in unrealized (depreciation)	(1,382,167)	3,807	39,704	—	(7,297)
Purchases	12,089,726	69,595	247,200	(25,487,892)	—
Sales	(111,968,214)	—	—	—	—
Transfers in to Level 3*	70,300,362	154,363	—	—	—
Transfers out of Level 3*	—	—	—	—	—

Balance as of 9/30/16 (market value)	$81,007,921	$227,765	$286,904	$—	$251

Net change in unrealized appreciation/depreciation on Level 3 investments held as of 9/30/16	($1,382,167)	$3,807	$39,704	$—	($7,297)

*	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Certain foreign securities, for which market quotations are not readily available, may be fair valued and classified as either Level 2 or Level 3. When the underlying inputs include significant observable inputs obtained from sources independent of the Funds, the securities are classified as Level 2. These inputs include evaluated prices from the Funds’ pricing vendors, day-on-day price changes, primary and ancillary pricing sources, and other available independent market indicators of value. When the underlying inputs include significant unobservable inputs and reflect assumptions of market participants, the securities are classified as Level 3. As of September 30, 2016, the Funds that previously used quoted prices or observable inputs now also utilize significant unobservable inputs for certain securities that were suspended from trading. As a result, certain securities held by the Funds that were previously classified as Level 1 or Level 2 was transferred to Level 3. Certain securities held by the Funds that were suspended from trading and classified as Level 3 on December 31, 2015 subsequently resumed trading and were transferred from Level 3 to Level 1, Level 2 or were sold.

C.	DERIVATIVE FINANCIAL INSTRUMENTS

Each of the Matthews Asia Strategic Income Fund and the Matthews Asia Credit Opportunities Fund engages in derivative transactions for a variety of purposes, including managing interest rate, currency and credit exposure. In particular, each Fund may seek to take on currency exposure by using derivatives such as currency forwards, and the Matthews Asia Strategic Income Fund may also employ a currency overlay strategy in an effort to enhance returns and moderate volatility. Derivative financial instruments and transactions in which each Fund may engage include financial futures contracts and/or forward foreign currency exchange contracts. The currency overlay strategy involves long and short positions on one or more currencies. As a result, each Fund’s exposure to a currency could exceed the value of the Fund’s assets and the Fund could be exposed to currency risk whether or not it holds a bond or other instrument denominated in that currency. The gross notional value of derivative financial instruments and transactions could exceed the value of the Fund’s net assets, although the net market value of these instruments and transactions, on a marked-to-market basis, at most times, is expected to be substantially lower. The primary risks associated with the use of derivative financial instruments are: (i) Matthews may not correctly predict the direction of currency exchange rates, interest rates, security prices, or other economic factors; (ii) Matthews may not correctly predict changes in the value of derivative financial instruments and related underlying instruments or assets, which may result in disproportionately increased losses and/or reduced opportunities for gains; (iii) imperfect correlation between the change in market value of the securities held by a Fund and the price of financial futures contracts; (iv) the lack of, or a reduction in the liquidity of, any secondary market for the instrument, and the resulting inability to close the position (or exit the position) when desired; (v) losses, which are potentially unlimited, due to unanticipated market movements; (vi) the value of the instrument may change unfavorably due to movements in the value of the referenced foreign currencies; (vii) a Fund may suffer disproportionately heavy losses relative to the amount invested; (viii) changes in the value of the derivatives may not match or fully offset changes in the value of hedged or related portfolio securities, thereby failing to achieve the hedging or investment purpose for the derivative transaction; and (ix) the other party to the instrument may fail to fulfill its obligation.

Financial Futures Contracts: Financial futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Fund agrees to receive from or pay an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Exchange Contracts: A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Matthews Asia Strategic Income Fund does not offset financial assets and financial liabilities on forward foreign currency contracts in the statement of assets and liabilities as they are not subject to netting arrangements.

D.	HOLDINGS OF 5% VOTING SHARES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the period ended September 30, 2016, the Funds below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Investments in affiliates:

A summary of transactions in securities of issuers affiliated with a Fund for the period ended September 30, 2016 is as follows:

	Shares Held at Dec. 31, 2015	Shares Purchased		Shares Sold	Shares Held at Sept. 30, 2016	Value at Sept. 30, 2016
MATTHEWS ASIA DIVIDEND FUND
Name of Issuer:
Anritsu Corp.†	7,564,500	782,200		2,588,200	5,758,500	$—
Ascendas India Trust	53,470,700	—		—	53,470,700	42,346,818
Breville Group, Ltd.	10,644,019	—		—	10,644,019	71,590,387
CapitaLand Retail China Trust, REIT†	43,232,400	—		—	43,232,400	—
China Machinery Engineering Corp. H Shares	53,811,000	2,781,000		10,832,000	45,760,000	26,977,120
Greatview Aseptic Packaging Co., Ltd.†	109,030,000	—		87,117,000	21,913,000	—
Minth Group, Ltd.	59,535,000	—		1,572,000	57,963,000	204,472,135
Sercomm Corp.†	11,111,000	1,569,000		6,263,000	6,417,000	—
Spotless Group Holdings, Ltd.†	48,823,125	9,587,962		37,690,502	20,720,585	—
Yuexiu Transport Infrastructure, Ltd.	109,322,000	—		8,354,000	100,968,000	69,421,449

Total Affiliates						$414,807,909

MATTHEWS PACIFIC TIGER FUND
Name of Issuer:
Cheil Worldwide, Inc.	6,154,297	7,054		—	6,161,351	$89,917,604
Fuyao Glass Industry Group Co., Ltd. H Shares	31,836,000	3,000,000		—	34,836,000	95,809,200
Green Cross Corp.	846,872	—		70,000	776,872	128,599,766
Hyflux, Ltd.†	43,084,530	—		7,893,800	35,190,730	—
Just Dial, Ltd.	—	3,557,718			3,557,718	23,131,353
Synnex Technology International Corp.	98,191,354	4,909,567	††	—	103,100,921	114,417,771
Tata Power Co., Ltd.	165,620,436	1,079,754		—	166,700,190	189,142,380

Total Affiliates						$641,018,074

MATTHEWS EMERGING ASIA FUND
Name of Issuer:
National Seed JSC	554,535	425,050		—	979,585	$4,393,644

Total Affiliates						$4,393,644

MATTHEWS INDIA FUND
Name of Issuer:
eClerx Services, Ltd.	3,135,581	80,326		114,305	3,101,602	$70,083,919
VST Industries, Ltd.	1,215,704	—		—	1,215,704	41,509,441

Total Affiliates						$111,593,360

MATTHEWS JAPAN FUND
Name of Issuer:
AIT Corp.†	1,130,300	—		1,130,300	—	$—
Broadleaf Co., Ltd.	753,800	1,408,200		345,100	1,816,900	19,955,148
Daiken Medical Co., Ltd.	1,755,200	—		—	1,755,200	13,167,132
Doshisha Co., Ltd.	1,643,200	506,900		31,700	2,118,400	44,487,835
eGuarantee, Inc.†	841,800	63,000		686,700	218,100	—
Financial Products Group Co.	3,258,800	2,145,500		387,400	5,016,900	46,660,422
Infomart Corp.	—	3,861,600		56,500	3,805,100	44,312,988
MORESCO Corp.†	774,500	—		774,500	—	—
N Field Co., Ltd.†	1,006,400	—		1,006,400	—	—
Sac’s Bar Holdings, Inc.	1,480,350	330,000		—	1,810,350	19,483,563
TechnoPro Holdings, Inc.	1,380,700	931,300		131,800	2,180,200	82,453,406
Trancom Co., Ltd.	429,400	161,100		37,800	552,700	34,722,912
W-Scope Corp.	—	2,232,100	††	81,800	2,150,300	45,242,034

Total Affiliates						$350,485,440

MATTHEWS ASIA SMALL COMPANIES FUND
Name of Issuer:
FineTek Co., Ltd.†	3,192,920	—		3,192,920	—	$—

Total Affiliates						$—

†	Issuer was not an affiliated company as of September 30, 2016.
††	Includes stock split during the period.

E.	INCOME TAX INFORMATION

Under current tax law, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2016.

Late Year Losses*
Matthews Asia Strategic Income Fund	$179,842
Matthews Asian Growth and Income Fund	366,546
Matthews Asia Dividend Fund	32,923,665
Matthews China Dividend Fund	87,749
Matthews China Fund	2,902,517

*	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next fiscal year.

As of December 31, 2015, the Funds have capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

			Amount With No Expiration*
LOSSES DEFERRED EXPIRING IN:	2016	2017	Short-term Losses	Long-term Losses	Total
Matthews Asia Strategic Income Fund	$—	$—	$1,535,532	$—	$1,535,532
Matthews Asia Focus Fund	—	—	128,568	508,677	637,245
Matthews Asia Growth Fund	—	19,506,205	—	—	19,506,205
Matthews Asia ESG Fund	—	—	29,988	—	29,988
Matthews Emerging Asia Fund	—	—	—	883,817	883,817
Matthews Japan Fund	20,727,478	44,032,426	—	—	64,759,904
Matthews Asia Small Companies Fund	—	—	12,769,786	—	12,769,786

*	Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For additional information regarding the accounting policies of the Matthews Asia Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews International Funds

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	November 29, 2016

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date	November 29, 2016

* Print the name and title of each signing officer under his or her signature.